UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: March 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Municipal
Money Market Fund

A N N U A L   R E P O R T

MARCH 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Western Asset Municipal Money Market Fund

Annual Report • March 31, 2007

What’s Inside
	Letter from the Chairman	I
	Fund Overview	1
	Fund at a Glance	4
	Fund Expenses	5
	Schedule of Investments	7
	Statement of Assets and Liabilities	42
	Statement of Operations	43
	Statements of Changes in Net Assets	44
	Financial Highlights	45
Fund Objective The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high quality, short- term municipal obligations selected for liquidity and stability of principal. * Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.	Notes to Financial Statements	46
	Report of Independent Registered Public Accounting Firm	53
	Additional Information	54
	Additional Shareholder Information	60
	Important Tax Information	61

Letter from the Chairman
R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy expanded at a moderate pace during the 12-month reporting period. After expanding 2.6% in the second quarter of 2006, gross domestic product (“GDP”)[i] increased 2.0% in the third quarter and 2.5% in the fourth quarter. The advance estimate for first quarter 2007 GDP growth was 1.3%. While consumer spending has remained fairly solid, the cooling housing market continued to negatively impact the economy.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii has held rates steady at its last six meetings. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “…The Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—yields fell sharply during the third quarter as the Fed paused from its tightening cycle. Yields then fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Then, at the end of February 2007, yields fell sharply as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the 12 months ended March 31, 2007, two-year Treasury yields moved from 4.82% to 4.58%. Over the same period, 10-year Treasury yields fell from 4.86% to 4.65%. The yields

Western Asset Municipal Money Market Fund	I

available from money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund's fiscal year and to learn how those conditions have affected Fund performance.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals, and where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund's Board or investment manager.

II	Western Asset Municipal Money Market Fund

Additionally, as of close of business April 13, 2007, the Fund was renamed Western Asset Municipal Money Market Fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely, R. Jay Gerken, CFA Chairman, President and Chief Executive Officer April 30, 2007

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Western Asset Municipal Money Market Fund	III

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Fund Overview

Q. What were the overall market conditions during the Fund’s reporting period?

A.  As the fiscal year began, the bond market faced a number of challenges, including additional short-term interest rate hikes by the Federal Reserve Board (“Fed”)i, inflationary pressures and signs of solid economic growth. However, as the period progressed, oil prices moderated, a cooling housing market triggered slower economic growth and the Fed paused from raising rates after June 2006. These factors, as well as a flight to quality when the stock market abruptly fell in February 2007, helped both short- and long-term yields to fall during the 12 months ended March 31, 2007. Over this time, there were several periods of increased volatility in the bond market. This was often triggered by changing perceptions regarding the economy, inflation and the Fed’s future monetary policy. Money market yields fluctuated during the reporting period in concert with changing short-term rates. In general, investor demand for money market securities was solid over the fiscal year.

Performance Review

As of March 31, 2007, the seven-day current yield for Western Asset Municipal Money Market Fund was 3.14% and its seven-day effective yield, which reflects compounding, was 3.19%.1

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield and the seven-day effective yield would have remained unchanged.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Municipal Money Market Fund Yields as of March 31, 2007 (unaudited)
Seven-Day Current Yield[1]	3.14%
Seven-Day Effective Yield[1]	3.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Municipal Money Market Fund 2007 Annual Report	1

Q. What were the most significant factors affecting Fund performance?

What were the leading contributors to performance?

A. During the fiscal year, we actively managed the Fund’s portfolio given the changing interest rate environment. During the first half of the reporting period, we kept the Fund’s weighted average maturity (WAM)ii shorter than that of its iMoneyFund Report Averageiii peer group. This was beneficial to performance, as the Fed continued to raise short-term interest rates and yields on money market instruments rose. As the reporting period progressed, we started to lengthen the Fund’s WAM when advantageous, as the Fed’s rate hike campaign came to an end. This also served to enhance the Fund’s results.

Throughout the period, we continued to emphasize a high quality portfolio that contained a diversified mix of tax-exempt commercial paper, variable rate demand notes and municipal notes. At the end of the fiscal year, the Fund’s WAM was 21 days versus 15 days when the reporting period began. Given this increase, the Fund’s WAM is now closer to its iMoneyFund Report Average peer group than it has been in recent years.

What were the leading detractors from performance?

A. At certain times during the reporting period, fluctuating yields led to some opportunities that weren’t 100% capitalized on given the Fund’s overall positioning. For example, on several occasions during the fiscal year, the yields available from variable rate instruments rose to attractive levels. If the fund had a larger exposure to these securities and held its WAM somewhat shorter, it would have been able to more fully participate in this opportunity.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund’s portfolio during the reporting period.

Thank you for your investment in Western Asset Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

April 30, 2007

2	Western Asset Municipal Money Market Fund 2007 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Fund’s current prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The weighted average maturity (“WAM”) of a fixed-income fund is a measure of the length of time to maturity of the underlying fixed-income securities in the portfolio weighted to reflect the relative holdings in each instrument.

iii

The iMoneyFund Report Average is the average for all major taxable and tax-free money market mutual fund yields published weekly for 7- and 30-day simple and compound (assumes reinvested dividends) yields. iMoneyFund Report Average also tracks the average maturity of securities in money fund portfolios. A short maturity of about 30 days or less reflects the conviction that interest rates will rise, and a long maturity of 60 days or more reflects a sentiment that rates will fall.

Western Asset Municipal Money Market Fund 2007 Annual Report	3

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

General Obligations

Hospitals

Education

Transportation

Miscellaneous

Water & Sewer

Utilities

Industrial Development

Life Care Systems

Public Facilities

Housing: Multi-Family

Finance

Housing: Single-Family

Pollution Control

Tax Allocation

Solid Waste

Government Facilities

0.8%

18.6%

13.5%

8.3%

7.9%

6.2%

4.8%

4.3%

3.8%

3.1%

2.9%

2.6%

1.3%

0.6%

0.3%

0.3%

20.7%

0.0%

5.0%

10.0%

15.0%

20.0%

25.0%

March 31, 2007

4	Western Asset Municipal Money Market Fund 2007 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2006 and held for the six months ended March 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	1.55%	$1,000.00	$1,015.50	0.52%	$2.61
(1)	For the six months ended March 31, 2007.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.
(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Western Asset Municipal Money Market Fund 2007 Annual Report	5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,022.34	0.52%	$2.62
(1)	For the six months ended March 31, 2007.
(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.
(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007)
WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 97.9%
Alabama — 0.5%
		Birmingham, AL:
$20,320,000	A-1+	Airport Authority Revenue, Refunding, Series A, FSA-Insured,
		SPA-Dexia Credit Local, 3.660%, 4/5/07 (a)	$20,320,000
10,000,000	VMIG1(b)	Medical Clinic Board, University of Alabama Health Services
		Foundation, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	10,000,000
3,740,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle
		Bank, 3.670%, 4/5/07 (a)	3,740,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A,
		LOC-JPMorganChase, 3.750%, 4/4/07 (a)(c)	10,000,000

		Total Alabama	44,060,000

Alaska — 0.1%
4,840,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB,
		LIQ-Bank of America, 3.800%, 4/5/07 (a)(c)	4,840,000

Arizona — 1.5%
1,350,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue,
		Northern Arizona Healthcare, Series B, MBIA-Insured,
		LIQ-JPMorganChase, 3.650%, 4/5/07 (a)	1,350,000
14,600,000	VMIG1(b)	Arizona Tourism & Sports Authority Tax Revenue, Senior
		Multipurpose Stadium Facility, Series A, AMBAC-Insured,
		SPA-Royal Bank of Canada, 3.650%, 4/4/07 (a)	14,600,000
30,000,000	A-1+	City of Phoenix, Civic Improvement Wastewater System Revenue,
		TECP, LOC-Bank of America, 3.520% due 6/5/07	30,000,000
3,000,000	A-1+	Glendale, AZ, IDA, Midwestern University, TECP, LOC-Wells Fargo,
		3.570% due 4/5/07	3,000,000
		Phoenix, AZ:
		Civic Improvement Wastewater Revenue, TECP, LOC-Dexia:
10,000,000	A-1+	3.530% due 6/12/07	10,000,000
5,000,000	A-1+	3.670% due 6/15/07	5,000,000
		IDA, Revenue:
6,200,000	VMIG1(b)	Desert Botanical Garden Project, LOC-JPMorganChase,
		3.730%, 4/4/07 (a)	6,200,000
7,180,000	A-1+	Valley of The Sun YMCA Project, LOC-Bank of America,
		3.790%, 4/2/07 (a)	7,180,000
20,600,000	A-1+	Salt River Pima Maricopa Indian Community, LOC-Bank of America
		N.A., 3.670%, 4/5/07 (a)	20,600,000
20,600,000	F1+(d)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project,
		Series C, LOC-LaSalle Bank, 3.650%, 4/5/07 (a)	20,600,000
5,700,000	A-1+	Tucson, AZ, IDA, Multi-Family Revenue, Family Housing Resources
		Project, Series A, Fannie Mae-Insured, LIQ-Fannie Mae
		3.660%, 4/5/07 (a)	5,700,000

		Total Arizona	124,230,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	7

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Arkansas — 0.1%
$5,000,000	A-1+	Arkansas State Developement Finance Authority, EDR, Taber
		Extrusions Project, LOC-Bank of America N.A.,
		3.710%, 4/5/07 (a)(c)	$5,000,000

California — 0.2%
3,200,000	A-1+	Orange County, FL, Health Facilities Authority Revenue, Hospitals,
		Orlando Regional Healthcare, Series B, FGIC-Insured, SPA-Dexia
		Credit Local, 3.780%, 4/2/07 (a)	3,200,000
14,000,000	F1+(d)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3980, PART,
		FGIC-Insured, SPA-Merrill Lynch, 3.720%, 4/2/07 (a)	14,000,000

		Total California	17,200,000

Colorado — 3.7%
8,990,000	A-1	Adams County, CO, School District, GO, MSTC, Series 2002-9050,
		Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.700%, 4/5/07 (a)(e)	8,990,000
3,635,000	A-1+	Arvada, CO, Water, FSA-Insured, LIQ-Dexia Credit Local,
		3.700%, 4/2/07 (a)	3,635,000
		Colorado Educational & Cultural Facilities Authority Revenue:
2,120,000	VMIG1(b)	National Jewish Federal Bond Program, LOC-Bank of America,
		3.770%, 4/2/07 (a)	2,120,000
		National Jewish Federation Bond Program:
2,815,000	VMIG1(b)	Series A-1, LOC-Bank of America, 3.770%, 4/2/07 (a)	2,815,000
3,000,000	VMIG1(b)	Series A-7, LOC-Bank of America, 3.770%, 4/2/07 (a)	3,000,000
14,550,000	VMIG1(b)	Parker & Denver High School Projects, LOC-Bank of America N.A.,
		3.850%, 4/2/07 (a)	14,550,000
16,550,000	VMIG1(b)	Refunding, National Jewish Federal Building, Series D-1,
		LOC-JPMorganChase, 3.770%, 4/2/07 (a)	16,550,000
		Colorado Health Facilities Authority Revenue:
9,430,000	A-1	Bethesda Living Center Projects, LOC-LaSalle Bank,
		3.650%, 4/5/07 (a)	9,430,000
		Catholic Health:
19,375,000	A-1+	Series B-1, SPA-Bayerische Landesbank, 3.670%, 4/4/07 (a)	19,375,000
11,145,000	A-1+	Series B-2, SPA-Bayerische Landesbank, 3.700%, 4/4/07 (a)	11,145,000
18,600,000	A-1+	Series B-3, SPA-Landesbank Hessen-Thuringen, 3.700%, 4/4/07 (a)	18,600,000
10,000,000	A-1+	Sisters of Charity, 3.680%, 4/4/07 (a)	10,000,000
		Colorado Springs, CO:
3,150,000	A-1+	The Colorado College, 3.640%, 4/5/07 (a)	3,150,000
		Utilities Revenue:
5,625,000	A-1+	Refunding, Subordinated Lien Improvement, Series A,
		SPA-Dexia Credit Local, 3.660%, 4/5/07 (a)	5,625,000
6,240,000	A-1+	Refunding, Subordinated Lien, Series A, SPA-Dexia Credit Local,
		3.660%, 4/5/07 (a)	6,240,000
8,645,000	A-1+	Revenue, The Colorado College Project, 3.650%, 4/5/07 (a)	8,645,000
70,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	70,120,358
4,275,000	A-1+	E-470 Public Highway Authority, Vehicle Registration Fee,
		MBIA-Insured, LIQ-Dexia Credit Local, 3.670%, 4/4/07 (a)	4,275,000
4,290,000	VMIG1(b)	Erie, CO, COP, LOC-Keybank N.A., 3.710%, 4/4/07 (a)	4,290,000

See Notes to Financial Statements.

8	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Colorado — 3.7% (continued)
		Lowry Economic Redevelopment Authority Revenue, CO:
$21,395,000	VMIG1(b)	Improvement Series B, LOC-BNP Paribas, 3.650%, 4/4/07 (a)	$21,395,000
9,940,000	VMIG1(b)	Refunding, Series A, LOC-BNP Paribas, 3.650%, 4/4/07 (a)	9,940,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP,
		LOC-Westdeutsche Landesbank:
20,000,000	A-1+	3.640% due 5/1/07	20,000,000
10,200,000	A-1+	3.620% due 6/4/07	10,200,000
24,500,000	A-1+	3.610% due 6/12/07	24,500,000

		Total Colorado	308,590,358

Connecticut — 0.4%
		Connecticut State, HFA:
7,500,000	A-1+	Housing Mortgage Finance Program, Series D-3, AMBAC-Insured,
		SPA-FHLB, 3.670%, 4/5/07 (a)(c)	7,500,000
8,195,000	A-1+	Housing Mortgage Finance, Subordinated Series D-5,
		AMBAC-Insured, SPA-Depfa Bank PLC, 3.670%, 4/5/07 (a)(c)	8,195,000
16,000,000	A-1+	Connecticut State Health & Education, Yale University, TECP,
		3.480%, 4/2/07	16,000,000

		Total Connecticut	31,695,000

Delaware — 0.1%
4,590,000	A-1+	Wilmington, DE, GO, Series B, FGIC-Insured, SPA-Bank of America,
		3.690%, 4/5/07 (a)	4,590,000

District of Columbia — 2.3%
		District of Columbia Revenue:
15,000,000	A-1+	AARP Foundation, LOC-Bank of America, 3.660%, 4/5/07 (a)	15,000,000
13,000,000	VMIG1(b)	American College of Cardiology, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	13,000,000
104,600,000	A-1	GO, Series C, FGIC-Insured, 3.670%, 4/4/07 (a)	104,600,000
7,840,000	VMIG1(b)	Hospital for Sick Children, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	7,840,000
13,170,000	VMIG1(b)	National Public Radio Inc., LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	13,170,000
13,100,000	VMIG1(b)	Sidwell Friends School, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	13,100,000
6,470,000	A-1+	Trinity College Issue, LOC-Wachovia Bank, 3.660%, 4/5/07 (a)	6,470,000
5,000,000	A-1+	Metropolitan Washington Airports Authority, Series 2005-A,
		3.650% due 5/4/07 (a)	5,000,000
10,850,000	F1+(d)	Metropolitan Washington D.C. Airports Authority, Series 1688,
		FGIC-Insured, LIQ-Morgan Stanley, 3.720%, 4/5/07 (a)(c)	10,850,000

		Total District of Columbia	189,030,000

Florida — 8.5%
8,195,000	VMIG1(b)	Alachua County, FL, HFA, Oak Hammock University Project, Series A,
		BNP Paribas, 3.790%, 4/2/07 (a)	8,195,000
		Broward County, FL:
1,000,000	VMIG1(b)	HFA, MFH, Sawgrass Pines Apartments Project, Series A,
		LOC-Bank of America, 3.710%, 4/5/07 (a)(c)	1,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	9

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Florida — 8.5% (continued)
$4,970,000	A-1	School Board COP, MSTC, Series 9033, FSA-Insured, PART,
		LIQ-Bear Stearns, 3.700%, 4/5/07 (a)(e)	$4,970,000
5,910,000	A-1+	Collier County, FL, EFA Revenue, International College Project,
		LOC-Fifth Third Bank, 3.690%, 4/6/07 (a)	5,910,000
		Duval County, FL:
4,500,000	A-1+	HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC,
		3.650%, 4/5/07 (a)	4,500,000
18,705,000	A-1+	MFH, Lighthouse Bay Apartments, LIQ-FHLMC, 3.650%, 4/5/07 (a)	18,705,000
		Florida Housing Finance Corp. Multi-Family Revenue:
2,000,000	A-1+	Mortgage Lake Shore Apartments, FNMA-Insured, LIQ-FNMA,
		3.730%, 4/5/07 (a)(c)	2,000,000
17,840,000	VMIG1(b)	Northbridge Apartments, Series V-1, LOC-Bank of America,
		3.700%, 4/4/07 (a)(c)	17,840,000
		Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank:
5,600,000	A-1	3.620% due 4/5/07	5,600,000
6,074,000	A-1	3.620% due 5/22/07	6,074,000
9,864,000	A-1	3.650% due 5/22/07	9,864,000
25,063,000	A-1	3.500% due 4/2/07	25,063,000
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health System:
35,500,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia,
		3.650%, 4/5/07 (a)	35,500,000
		Series A, LOC-SunTrust Bank:
23,560,000	A-1+	3.650%, 4/5/07 (a)	23,560,000
9,975,000	A-1+	3.700%, 4/5/07 (a)	9,975,000
		Refunding, Hospital Adventist Health:
41,440,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.650%, 4/5/07 (a)	41,440,000
11,335,000	A-1+	Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.650%, 4/5/07 (a)	11,335,000
11,930,000	A-1	Hillsborough County, FL, School District Sales Tax Revenue, MSTC,
		Series 9032, AMBAC-Insured, PART, LIQ-Bear Stearns,
		3.700%, 4/5/07 (a)(e)	11,930,000
		Jacksonville, FL:
9,350,000	VMIG1(b)	Sales Tax Munitop, Series 2003-6, PART, MBIA-Insured,
		SPA-LaSalle Bank, 3.700%, 4/5/07 (a)	9,350,000
41,000,000	A-1+	Series C, TECP, SPA-JPMorganChase, 3.620% due 5/7/07	41,000,000
16,900,000	VMIG1(b)	Econonomic Development Commission Health Care Facilities
		Revenue, Series B, LOC-Fortis Banque Belgium, JPMorganChase,
		3.700%, 4/5/07 (a)	16,900,000
10,300,000	A-1	Electric Authority, Series 2001-F, TECP, SPA-Landesbank
		Hessen-Thuringen, 3.600% due 4/9/07	10,300,000
		Electric Authority Revenue:
700,000	A-1	Electric Systems, Series B, SPA-Bank of America, 3.770%, 4/2/07 (a)	700,000
5,800,000	A-1+	Series 2001, 3.630% due 5/16/07 (a)	5,800,000
17,495,000	A-1+	TECP, Series A, FGIC-Insured, LOC-Landesbank Baden-Wurttemberg,
		3.620% due 5/23/07	17,495,000

See Notes to Financial Statements.

10	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Florida — 8.5% (continued)
$8,700,000	VMIG1(b)	JEA District, FL, Energy System Revenue, Series A, LOC-State Street
		Bank & Trust Co., 3.640%, 4/5/07 (a)	$8,700,000
10,000,000	VMIG1(b)	Lee County, FL, IDA, EFA, Canterbury School Inc. Project,
		LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	10,000,000
7,195,000	VMIG1(b)	Miami, FL, Parking System Revenue, AMBAC-Insured, SPA-Depfa
		Bank PLC, 3.670%, 4/5/07 (a)	7,195,000
		Miami-Dade County, FL:
31,380,000	A-1+	Aviation, TECP, LOC-BNP Paribas, LOC-Dexia, 3.650% due 6/1/07	31,380,000
13,150,000	A-1+	Airis Miami LLC Project, Series A, AMBAC-Insured, LIQ-Bayerische
		Landesbank, 3.720%, 4/5/07 (a)(c)	13,150,000
7,500,000	F1+(d)	Aviation Revenue, Series 1687, FSA-Insured, LIQ-Morgan Stanley,
		3.720%, 4/5/07 (a)(c)	7,500,000
15,400,000	A-1+	Water & Sewer Revenue, Refunding, FSA-Insured,
		SPA-JPMorganChase, 3.660%, 4/5/07 (a)	15,400,000
11,900,000	A-1+	New College, FL, Development Corp. COP, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	11,900,000
		Orange County, FL:
27,300,000	A-1+	Health Facilities Authority, Adventist Sunbelt Health System,
		LOC-SunTrust Bank, 3.650%, 4/5/07 (a)	27,300,000
		IDA:
10,000,000	A-1+	Bishop Moore High School Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	10,000,000
2,000,000	A-1+	Blood and Tissue Services, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	2,000,000
19,900,000	A-1+	Orlando & Orange County, FL, Expressway Authority, Refunding,
		Series C-3, FSA-Insured, 3.650%, 4/5/07 (a)	19,900,000
6,415,000	VMIG1(b)	Palm Beach County, FL, Health Facilities Authority, Health Facilities
		Revenue, Bethesda Healthcare System Project, LOC-SunTrust Bank,
		3.780%, 4/2/07 (a)	6,415,000
46,560,000	A-1	Pasco County, FL, School Board COP, AMBAC-Insured,
		SPA-Landesbank Hessen-Thuringen, 3.650%, 4/5/07 (a)	46,560,000
		Pinellas County, FL, Health Facilities Authority Revenue, Refunding,
		Health Systems Baycare:
48,285,000	VMIG1(b)	Series B-1, FSA-Insured, SPA-Morgan Stanley, 3.650%, 4/5/07 (a)	48,285,000
53,915,000	VMIG1(b)	Series B-2, FSA-Insured, SPA-Morgan Stanley, 3.650%, 4/5/07 (a)	53,915,000
7,000,000	F1+(d)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3966, PART,
		AMBAC Insured, LIQ-Merrill Lynch, 3.730%, 4/4/07 (a)	7,000,000
14,260,000	VMIG1(b)	Sarasota County, FL, Continuing Care Retirement Community
		Revenue, Refunding, Glenridge Palmer Project, LOC-Bank of
		Scotland, 3.790%, 4/2/07 (a)	14,260,000
3,395,000	Aa3(b)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B,
		LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	3,395,000
12,600,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank,
		3.670%, 4/5/07 (a)	12,600,000

		Total Florida	701,861,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	11

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Georgia — 6.2%
$13,000,000	VMIG1(b)	Athens-Clarke County, GA, Unified Government Development
		Authority Revenue, Piedmont College Inc. Project, LOC-SunTrust
		Bank, 3.660%, 4/4/07 (a)	$13,000,000
		Atlanta, GA:
		Airport Authority:
8,000,000	VMIG1(b)	MERLOT, Series CCC, PART, FGIC Insured, LIQ-Wachovia Bank,
		3.740%, 4/4/07 (a)(c)	8,000,000
9,995,000	A-1	MSTC, Series 2001-137, PART, FGIC-Insured, LIQ-Bear Stearns,
		3.730%, 4/5/07 (a)(c)(e)	9,995,000
		Airport Revenue, Refunding:
17,200,000	A-1+	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.690%, 4/5/07 (a)	17,200,000
6,800,000	A-1+	Series C-2, MBIA-Insured, SPA-Wachovia Bank,
		3.650%, 4/5/07 (a)	6,800,000
15,310,000	A-1+	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank,
		3.650%, 4/5/07 (a)	15,310,000
		Water & Wastewater Revenue:
3,600,000	A-1+	Series B, FSA-Insured, SPA-Dexia Credit Local, 3.670%, 4/5/07 (a)	3,600,000
15,005,000	A-1	Series 1623, FSA-Insured, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	15,005,000
7,600,000	Aa2(b)	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	7,600,000
		Burke County, GA, Development Authority, TECP, AMBAC-Insured,
		SPA-Rabobank:
5,000,000	A-1+	3.520% due 4/9/07	5,000,000
15,345,000	A-1+	PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia
		Credit Local, 3.700%, 4/4/07 (a)	15,345,000
11,395,000	Aa1(b)	Clayton County, GA, Hospital Authority Revenue, Southern Regional
		Medical Center Project, Series B, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	11,395,000
9,000,000	VMIG1(b)	Cobb County, GA, Boy Scouts of America Atlanta Project,
		LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	9,000,000
		De Kalb County, GA:
9,000,000	VMIG1(b)	Development Authority Revenue, Oglethorpe University Project,
		LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	9,000,000
14,545,000	VMIG1(b)	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	14,545,000
7,600,000	VMIG1(b)	Floyd County, GA, Development Authority Revenue, Berry College
		Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	7,600,000
14,160,000	VMIG1(b)	Forsythe County, GA, Development Authority Revenue, Atlanta
		YMCA Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	14,160,000
		Fulton County, GA, Development Authority Revenue:
6,710,000	VMIG1(b)	Atlanta YMCA Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	6,710,000
1,200,000	Aa2(b)	DFA, Spellman College Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	1,200,000
3,000,000	VMIG1(b)	Doris & Weber School Project, LOC-Branch Banking & Trust,
		3.680%, 4/5/07 (a)	3,000,000

See Notes to Financial Statements.

12	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Georgia — 6.2% (continued)
$3,480,000	Aa2(b)	Holy Innocents School Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	$3,480,000
10,000,000	A-1+	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.660%, 4/4/07 (a)	10,000,000
22,000,000	VMIG1(b)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	22,000,000
4,600,000	VMIG1(b)	Trinity School Inc. Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	4,600,000
9,000,000	VMIG1(b)	Westminster Schools Inc. Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	9,000,000
2,305,000	A-1+	Georgia Municipal Gas Authority Agency Project, Series C, LOC-Bank
		of America, Bayerische Landesbank, JPMorganChase, Landesbank
		Hessen-Thuringen, & Wachovia Bank, 3.700%, 4/4/07 (a)	2,305,000
		Georgia State Ports Authority Revenue:
1,800,000	NR	Colonels Island Terminal Project, LOC-Wachovia Bank,
		3.760%, 4/5/07 (a)(c)	1,800,000
10,000,000	A-1+	Garden City Terminal Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	10,000,000
24,900,000	A-1+	Georgia State, Finance & Investment Commission, GO, Series H-1,
		SPA-Dexia Credit Local, 3.650%, 4/5/07 (a)	24,900,000
4,650,000	VMIG1(b)	Griffin Spalding County, GA, Development Authority Revenue,
		Industrial Development, Woodland Industrial Inc., LOC-Suntrust
		Bank, 3.710%, 4/5/07 (a)(c)	4,650,000
		Gwinnett County, GA:
		Development Authority:
5,500,000	VMIG1(b)	Greater Atlanta Christian School, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	5,500,000
14,500,000	VMIG1(b)	Wesleyan School Inc. Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	14,500,000
14,150,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project,
		LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	14,150,000
1,400,000	Aa2(b)	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank,
		3.760%, 4/5/07 (a)(c)	1,400,000
		Macon-Bibb County, GA:
		Hospital Authority:
25,000,000	VMIG1(b)	Medical Center Central Georgia, AMBAC-Insured, SPA-SunTrust
		Bank, 3.650%, 4/4/07 (a)	25,000,000
15,050,000	VMIG1(b)	RAN, Medical Center of Central Georgia, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	15,050,000
4,000,000	A-1+	Hospital Authority Revenue, Anticipation Certificates, Medical
		Center Central Georgia, LOC-Suntrust Bank, 3.660%, 4/4/07 (a)	4,000,000
		Metropolitan Atlanta Rapid Transit Authority, GA:
20,000,000	A-1+	TECP, LOC-Dexia, 3.650% due 6/13/07	20,000,000
		Sales Tax Revenue:
7,445,000	VMIG1(b)	Series 1656, FGIC-Insured, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	7,445,000
18,870,000	A-1+	Series B, LOC-Bayerische Landesbank & Westdeutsche
		Landesbank, 3.650%, 4/4/07 (a)	18,870,000
10,000,000	A-1+	TECP, LOC-Dexia Credit Local, 3.620% due 6/6/07	10,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	13

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Georgia — 6.2% (continued)
		Municipal Electric Authority of Georgia, TECP, LOC-Landesbank Hessen:
$16,050,000	A-1+	3.610% due 4/5/07	$16,050,000
16,425,000	A-1	Project One, Subordinated Series E, FSA-Insured, 3.650%, 4/4/07 (a)	16,425,000
14,500,000	Aa2(b)	Rabun County, GA, Development Authority Revenue, Nocoochee
		School Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	14,500,000
20,500,000	VMIG1(b)	Richmond County Hospital Authority, University Health Services Inc.
		Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	20,500,000
5,200,000	A-1+	Richmond County, GA, DFA Educational Facilities, St. Mary on the
		Hill Project, LOC-Wachovia Bank, 3.660%, 4/5/07 (a)	5,200,000
14,200,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon
		Project, FNMA-Collateralized, 3.650%, 4/4/07 (a)	14,200,000

		Total Georgia	508,990,000

Hawaii — 0.3%
		Hawaii State Airport System, PART:
10,845,000	A-1	GO, MSTC, Series 2001-119, Series A, FSA-Insured, LIQ-Bear
		Stearns, 3.700%, 4/5/07 (a)(e)	10,845,000
10,225,000	A-1	MSTC, Series 2001-146, Series A, FGIC-Insured, LIQ-Bear Stearns,
		3.730%, 4/5/07 (a)(c)(e)	10,225,000

		Total Hawaii	21,070,000

Illinois — 9.9%
		Chicago, IL:
8,140,000	AAA	Board of Education, GO, MSTC, PART, Series 1999-71, Class A,
		FGIC-Insured, LIQ-Bear Stearns, 3.700%, 4/5/07 (a)(e)	8,140,000
3,280,000	NR	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
		3.770%, 4/5/07 (a)(c)	3,280,000
		O’Hare International Airport:
9,760,000	A-1	MSTC, Series 2001-158, Class A, PART, AMBAC-Insured,
		LIQ-Bear Stearns, 3.730%, 4/5/07 (a)(c)(e)	9,760,000
1,845,000	A-1+	Series 1994-C, LOC-Societe Generale, 3.650%, 4/4/07 (a)	1,845,000
35,300,000	A-1+	Tax Increment Revenue, Tax Allocation Bonds, Near North
		Redevelopment Project, Senior Lien, Series A, LOC-Bank of
		New York, 3.670%, 4/4/07 (a)	35,300,000
118,285,000	A-1+	Waterworks Revenue, Refunding, Second Lien, MBIA-Insured,
		SPA-Dexia Credit Local, 3.650%, 4/5/07 (a)	118,285,000
		GO:
5,090,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns,
		3.700%, 4/5/07 (a)(e)	5,090,000
79,580,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured,
		SPA-Lloyds Bank PLC, 3.660%, 4/5/07 (a)	79,580,000
4,800,000	A-1+	Board of Education, Series D, FSA-Insured, SPA-Dexia Credit
		Local, 3.700%, 4/5/07 (a)	4,800,000
14,000,000	AAA	O’Hare International Airport Revenue, Refunding Bonds,
		Third Lien, Series A, MBIA-Insured, 5.000% due 1/1/08	14,140,500

See Notes to Financial Statements.

14	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Illinois — 9.9% (continued)
		Cook County, IL:
$3,500,500	VMIG1(b)	GO, Series 458, FGIC-Insured PART, LIQ-Morgan Stanley,
		3.690%, 4/5/07 (a)	$3,500,500
		IDR:
1,750,000	A-1	Kenneth Properties Project, LOC-LaSalle Bank,
		3.730%, 4/5/07 (a)(c)	1,750,000
2,085,000	A-1	Little Lady Foods Inc. Project, LOC-LaSalle Bank,
		3.730%, 4/5/07 (a)(c)	2,085,000
7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment
		Project, LOC-Fifth Third Bank, 3.700%, 4/5/07 (a)	7,185,000
		DuPage County, IL:
32,050,000	F1+(d)	Revenue, Morton Arboretum Project, LOC-Bank of America N.A.,
		3.660%, 4/5/07 (a)	32,050,000
		Transportation Revenue, MSTC, PART:
9,995,000	A-1	Series 2001-139, Class A, FSA-Insured, LIQ-Bear Stearns,
		3.700%, 4/5/07 (a)(e)	9,995,000
710,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns,
		3.700%, 4/5/07 (a)(e)	710,000
7,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
		LOC-Fifth Third Bank, 3.650%, 4/5/07 (a)	7,715,000
		Illinois DFA:
3,840,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers,
		LOC-JPMorganChase, 3.780%, 4/4/07 (a)(c)	3,840,000
2,000,000	VMIG1(b)	Carmel High School Project, LOC-LaSalle Bank, 3.660%, 4/4/07 (a)	2,000,000
4,600,000	VMIG1(b)	Chicago Educational Television Association, Series A, LOC-LaSalle
		Bank, 3.680%, 4/4/07 (a)	4,600,000
19,535,000	A-1+	Evanston-Northwestern Health Care Corp., Series C,
		SPA-JPMorganChase, 3.700%, 4/5/07 (a)	19,535,000
		IDR:
5,000,000	A-1	Prairie Packaging Inc. Project, LOC-LaSalle Bank,
		3.730%, 4/5/07 (a)(c)	5,000,000
2,440,000	A-1	Profile Packaging Inc. Project, LOC-LaSalle Bank,
		3.730%, 4/5/07 (a)(c)	2,440,000
3,250,000	A-1	Six West Hubbard Street, LOC-LaSalle Bank, 3.700%, 4/2/07 (a)(c)	3,250,000
4,780,000	VMIG1(b)	Jewish Federation of Metropolitan Chicago Projects,
		AMBAC-Insured, SPA-JPMorganChase, 3.770%, 4/2/07 (a)	4,780,000
4,500,000	A-1	Oak Park Residence Corp. Project, LOC-LaSalle Bank,
		3.680%, 4/5/07 (a)	4,500,000
4,200,000	A-1	Xavier University Project, Series A, LOC-LaSalle Bank,
		3.680%, 4/5/07 (a)	4,200,000
		Illinois Finance Authority Revenue:
7,300,000	A-1+	Cristo Rey Jesuit High School Project, LOC-JPMorganChase,
		3.680%, 4/5/07 (a)	7,300,000
12,650,000	F1+(d)	Friendship Village of Schaumburg, Series C, LOC-LaSalle Bank,
		3.650%, 4/5/07 (a)	12,650,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	15

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Illinois — 9.9% (continued)
$7,000,000	VMIG1(b)	GO, Latin School Project, Series B, LOC-JPMorganChase,
		3.700%, 4/5/07 (a)	$7,000,000
5,000,000	A-1+	Illinois College, LOC-U.S. Bank, 3.670%, 4/5/07 (a)	5,000,000
4,000,000	VMIG1(b)	Lake Forest Country Day School, LOC-Northern Trust Company,
		3.660%, 4/4/07 (a)	4,000,000
20,500,000	F1+(d)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank,
		3.650%, 4/5/07 (a)	20,500,000
14,000,000	VMIG1(b)	Loyola University Health System, Series C, LOC-Charter One Bank
		FSB, 3.680%, 4/4/07 (a)	14,000,000
4,100,000	A-1+	Refunding, Northwestern Memorial, Subordinated Series B1,
		SPA-Bank of Nova Scotia, 3.770%, 4/2/07 (a)	4,100,000
18,300,000	A-1+	Refunding, Rush University Medical Center, Series A-2,
		MBIA-Insured, SPA-JPMorganChase Bank, 3.650%, 4/4/07 (a)	18,300,000
76,650,000	F1+(d)	The Clare At Water Project, Series D, LOC-LaSalle Bank,
		3.660%, 4/5/07 (a)	76,650,000
6,000,000	VMIG1(b)	Uhlich Childrens Advantage, LOC-JPMorganChase,
		3.680%, 4/5/07 (a)	6,000,000
		YMCA Metropolitan Chicago Project:
8,300,000	A-1+	LOC-Harris Bank, 3.700%, 4/4/07 (a)	8,300,000
7,500,000	VMIG1(b)	LOC-Harris Trust & Savings Bank, 3.700%, 4/4/07 (a)	7,500,000
2,335,000	A-1	Illinois HDA, Community Howard Theater, LOC-LaSalle Bank,
		3.730%, 4/5/07 (a)(c)	2,335,000
		Illinois Health Facilities Authority:
11,685,000	VMIG1(b)	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank,
		3.730%, 4/5/07 (a)	11,685,000
7,320,000	A-1+	Rosalind Franklin University of Medicine and Sciences, LOC-Bank
		One, 3.680%, 4/4/07 (a)	7,320,000
		University Chicago Hospitals:
10,300,000	A-1+	MBIA-Insured, SPA-JPMorganChase, 3.770%, 4/2/07 (a)	10,300,000
10,400,000	A-1+	Series C, MBIA-Insured, LIQ-JPMorganChase, 3.810%, 4/2/07 (a)	10,400,000
13,900,000	A-1+	Revenue, Revolving Fund Pooled, Series C, LOC-JPMorganChase,
		3.700%, 4/4/07 (a)	13,900,000
10,500,000	A-1+	Illinois Housing Development Authority, Multifamily Revenue,
		Lakeshore Plaza, Series A, MBIA-Insured, SPA-Bank One N.A.,
		3.670%, 4/4/07 (a)	10,500,000
		Illinois State, GO:
60,000,000	SP-1+	4.250% due 6/7/07	60,068,340
39,750,000	A-1+	Series B, SPA-Depfa Bank PLC, 3.660%, 4/4/07 (a)	39,750,000
19,300,000	A-1	Illinois State, Toll Highway Authority, MSTC, Series 98-67, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 3.700%, 4/5/07 (a)(e)	19,300,000
500,000	VMIG1(b)	Illinois Student Assistance Commission Student Loan Revenue,
		Series A, MBIA-Insured, SPA-Bank of America, 3.720%, 4/4/07 (a)(c)	500,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank,
		3.730%, 4/4/07 (a)(c)	3,300,000

See Notes to Financial Statements.

16	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Illinois — 9.9% (continued)
$10,800,000	VMIG1(b)	Oak Forest Illinios Revenue, Weekly Mode-Homewood Pool,
		LOC-Fifth Third Bank, 3.690%, 4/6/07 (a)	$10,800,000
1,170,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank,
		3.730%, 4/5/07 (a)(c)	1,170,000
4,725,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank,
		3.730%, 4/5/07 (a)(c)	4,725,000
4,995,000	F1+(d)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978, PART,
		FGIC-Insured, LIQ-Merrill Lynch, 3.730%, 4/2/07 (a)(c)	4,995,000
4,820,000	VMIG1(b)	Regional Transportation Authority of Illinois, MERLOT, Series A-73,
		PART, MBIA-Insured, LIQ-Wachovia Bank, 3.690%, 4/4/07 (a)	4,820,000
6,000,000	A-1	University of Illinois, COP, MSTC, Series 9031, AMBAC-Insured,
		PART, LIQ-Bear Stearns, 3.700%, 4/5/07 (a)(e)	6,000,000
5,300,000	F1+(d)	Will County, IL, Forest Preservation District, GO, Insured-MBIA,
		LOC-Merrill Lynch, 3.720%, 4/5/07 (a)	5,300,000

		Total Illinois	817,824,340

Indiana — 1.6%
7,550,000	A-1+	Dearborn County, IN, EDR, Dearborn County Hospital Project,
		LOC-JPMorganChase Bank, 3.690%, 4/6/07 (a)	7,550,000
4,100,000	P-1(b)	Fort Wayne, IN, EDR, Technology Project, LOC-JPMorganChase,
		3.780%, 4/4/07 (a)(c)	4,100,000
2,572,000	VMIG1(b)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB, 3.760%, 4/5/07 (a)(c)	2,572,000
		Indiana Health and Educational Facilities Financing Authority Revenue:
19,065,000	VMIG1(b)	Porter Project, Series A, LOC-Fifth Third Bank, 3.690%, 4/6/07 (a)	19,065,000
7,145,000	F1+(d)	Refunding, Community Village Hartsfield, Series A, LOC-Harris N.A.,
		3.650%, 4/5/07 (a)	7,145,000
11,000,000	A-1+	Union Hospital Inc., Series A, LOC-Fifth Third Bank, 3.690%, 4/6/07 (a)	11,000,000
		Indiana Health Facilities Financing Authority Revenue:
10,000,000	A-1+	Ascension Health, Series A-2, 3.620% due 6/1/07 (f)	10,000,000
8,800,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third Bank,
		3.650%, 4/5/07 (a)	8,800,000
8,800,000	A-1	Franciscan Eldercare Project, Series B, LOC-LaSalle Bank,
		3.650%, 4/5/07 (a)	8,800,000
		Indiana State EFA:
2,265,000	VMIG1(b)	Marian College Project, LOC-JPMorganChase, 3.700%, 4/5/07 (a)	2,265,000
1,800,000	VMIG1(b)	Wabash College Project, LOC-JPMorganChase, 3.700%, 4/5/07 (a)	1,800,000
5,000,000	VMIG1(b)	Indiana State Housing & Community Development Authority,
		Single Family Mortgage Revenue, Mortgage, Series B-3,
		LOC-Depfa Bank PLC, 3.700%, 4/5/07 (a)(c)	5,000,000
4,300,000	A-1+	Indiana State Office Building Commission Facilities Pendleton,
		Juvenile Facility, Series A, 3.650%, 4/4/07 (a)	4,300,000
2,795,000	VMIG1(b)	Indiana TFA, Series 853, FSA-Insured, LIQ-Morgan Stanley,
		3.690%, 4/5/07 (a)	2,795,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	17

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Indiana — 1.6% (continued)
		Indianapolis, IN, Refunding:
$13,680,000	A-1+	Local Public Improvement Bond Bank, Series F-1, MBIA-Insured,
		SPA-JPMorganChase, 3.650%, 4/4/07 (a)	$13,680,000
10,145,000	A-1+	Waterworks Project, Series G-2, MBIA-Insured, SPA-Depfa Bank
		PLC, 3.670%, 4/5/07 (a)	10,145,000
9,820,000	A-1	Warren Township, IN, School Building Corp., MERLOT, Series A52,
		PART, FGIC-Insured, LIQ-Bank of New York, 3.690%, 4/4/07 (a)	9,820,000

		Total Indiana	128,837,000

Iowa — 1.0%
965,000	A-1+	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S.
		Bank, 3.840%, 4/2/07 (a)	965,000
		Iowa Finance Authority:
		Health Care Facilities Revenue, Refunding, Iowa Health Systems:
27,200,000	VMIG1(b)	Series B-2, AMBAC-Insured, SPA-Morgan Stanley,
		3.640%, 4/4/07 (a)	27,200,000
18,630,000	VMIG1(b)	Series B-3, AMBAC-Insured, SPA-Morgan Stanley,
		3.640%, 4/4/07 (a)	18,630,000
6,000,000	A-1+	Wesley Retirement Services Inc. Project, Series B, LOC-Wells
		Fargo Bank, 3.650%, 4/5/07 (a)	6,000,000
12,500,000	VMIG1(b)	Iowa Higher Education Loan Authority Revenue, Private Collateral
		Facility, Grinnell College, 3.650%, 4/5/07 (a)	12,500,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, PART,
		MBIA-Insured, LIQ-Bear Stearns, 3.700%, 4/5/07 (a)(e)	13,495,000

		Total Iowa	78,790,000

Kansas — 0.5%
		Kansas State Department of Transportation Highway Revenue,
		Series C-2:
22,500,000	A-1+	3.640%, 4/4/07 (a)	22,500,000
400,000	A-1+	SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.620%, 4/5/07 (a)	400,000
4,500,000	VMIG1(b)	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
		Apartments Project, Freddie Mac-Insured, LIQ-Freddie Mac,
		3.680%, 4/5/07 (a)	4,500,000
10,935,000	MIG1(b)	Wyandotte County-Kansas City, KS, Unified Government,
		Temporary Notes, Series V, 3.600% due 11/1/07	10,935,000

		Total Kansas	38,335,000

Kentucky — 0.9%
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-130,
		PART, FSA-Insured, LIQ-Societe Generale, 3.710%, 4/4/07 (a)	11,000,000
17,000,000	VMIG1(b)	County of Allen, KY, Revenue, Camp Courageous Project,
		LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	17,000,000
9,950,000	VMIG1(b)	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown
		College Project, LOC-Fifth Third Bank, 3.690%, 4/6/07 (a)	9,950,000

See Notes to Financial Statements.

18	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Kentucky — 0.9% (continued)
$26,400,000	A-1+	Kentucky Economic, DFA, Hospital Facilities Revenue, Baptist
		Healthcare, Series B, MBIA-Insured, SPA-Bank One N.A.,
		3.700%, 4/4/07 (a)	$26,400,000
10,435,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District,
		Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured,
		SPA-Societe Generale, 3.710%, 4/5/07 (a)(e)	10,435,000

		Total Kentucky	74,785,000

Maine — 0.0%
1,515,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project,
		Series A, LOC-Bank of America, 3.760%, 4/4/07 (a)(c)	1,515,000

Maryland — 4.6%
30,500,000	A-1+	Anne Arundel County, MD, BAN, GO, TECP, Series A,
		SPA-Westdeutsche Landesbank, 3.600% due 4/5/07	30,500,000
		Baltimore County, MD:
		Public Improvement BAN, Series 95, TECP, LIQ-Westdeutsche
		Landesbank Girozentrale:
32,500,000	A-1+	3.600% due 4/3/07	32,500,000
16,600,000	A-1+	3.610% due 4/3/07	16,600,000
38,000,000	A-1+	GO, Public Improvement, BAN, Series 95, TECP, LIQ-Westdeutsche
		Landesbank Girozentrale, 3.600% due 4/2/07	38,000,000
9,400,000	A-1+	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische
		Landesbank, 3.670%, 4/4/07 (a)	9,400,000
		Howard County, MD:
8,200,000	VMIG1(b)	Multi-Family Revenue, Sherwood Crossing Apartments,
		LIQ-FNMA, 3.650%, 4/5/07 (a)	8,200,000
8,475,000	A-1	Vantage House Facilities, Series B, LOC-LaSalle Bank,
		3.650%, 4/5/07 (a)	8,475,000
6,650,000	VMIG1(b)	Maryland CDA, Department of Housing and Community, Series F,
		SPA-Lloyds Bank PLC, 3.680%, 4/5/07 (a)(c)	6,650,000
		Maryland Health & Higher EFA, TECP, Johns Hopkins University,
		Series C:
6,000,000	A-1+	3.500% due 4/3/07	6,000,000
11,516,000	A-1+	3.520% due 4/3/07	11,516,000
4,900,000	A-1+	3.680% due 4/3/07	4,900,000
1,530,000	VMIG1(b)	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	1,530,000
		Maryland State Health and Higher Educational Facilities
		Authority Revenue:
17,500,000	F1+(d)	Charlestown Community, Series A, LOC-Bank of America,
		3.650%, 4/4/07 (a)	17,500,000
20,250,000	VMIG1(b)	Holton-Arms School, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	20,250,000
9,440,000	VMIG1(b)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust
		Bank, 3.660%, 4/4/07 (a)	9,440,000
24,080,000	A-1+	University of Maryland Medical System, Series A, AMBAC-Insured,
		SPA-JPMorganChase, 3.650%, 4/5/07 (a)	24,080,000
71,545,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank
		of America, 3.720%, 4/4/07 (a)(c)	71,545,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	19

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Maryland — 4.6% (continued)
		Montgomery County, MD:
		EDA Bonds, Howard Hughes Medical Institute Facilities:
$8,500,000	A-1+	Series A, 3.670%, 4/4/07 (a)	$8,500,000
19,400,000	A-1+	Series C, 3.670%, 4/4/07 (a)	19,400,000
5,570,000	VMIG1(b)	EDR, Georgetown Preparatory School, LOC-Bank of America N.A.,
		3.660%, 4/5/07 (a)	5,570,000
3,700,000	A-1+	GO, BAN, Public Improvement, Series B, SPA-Dexia Credit Local,
		3.720%, 4/2/07 (a)	3,700,000
4,400,000	VMIG1(b)	Housing Opportunites Commission Housing Revenue, The Grand
		Issue I, LIQ-Fannie Mae, 3.690%, 4/4/07 (a)(c)	4,400,000
		Prince Georges County, MD, Revenue, Refunding:
6,000,000	A-1	Collington Episcopal Life Care Community Inc., Series B,
		LOC-Lasalle Bank N.A., 3.650%, 4/5/07 (a)	6,000,000
16,350,000	A-1	Collington Episcopal, Series A, LOC-LaSalle Bank N.A.,
		3.650%, 4/5/07 (a)	16,350,000

		Total Maryland	381,006,000

Massachusetts — 3.9%
		Commonwealth of Massachusetts, GO, TECP, LIQ-Bayerische
		Landesbank:
23,000,000	A-1+	3.670% due 5/2/07	23,000,000
31,140,000	A-1+	3.670% due 5/4/07	31,140,000
3,500,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation
		Systems, LOC-Westdeutsche Landesbank, 3.620%, 4/4/07 (a)	3,500,000
10,000,000	A-1+	Massachusetts Port Authority, TECP, LOC-Westdeutsche Landesbank,
		3.500% due 4/3/07	10,000,000
		Massachusetts School Building Authority:
		TECP, LOC-Bank of Nova Scotia:
10,000,000	A-1+	3.550% due 4/3/07	10,000,000
40,000,000	A-1+	3.600% due 6/1/07	40,000,000
25,000,000	A-1+	3.600% due 6/4/07	25,000,000
30,000,000	A-1+	3.600% due 8/1/07	30,000,000
		Massachusetts State DFA Revenue:
10,900,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank,
		3.630%, 4/5/07 (a)	10,900,000
5,780,000	A-1+	Chestnut Hill School, LOC-Citizens Bank, 3.650%, 4/4/07 (a)	5,780,000
1,115,000	A-1+	Clark University, Series A, AMBAC-Insured, SPA-Bank of America,
		3.620%, 4/4/07 (a)	1,115,000
1,000,000	A-1+	Masonic Nursing Home Inc., LOC-Citizens Bank, 3.650%, 4/2/07 (a)	1,000,000
4,000,000	VMIG1(b)	Multifamily Housing-Avalon Acton Apartments, FNMA-Insured,
		3.670%, 4/5/07 (a)(c)	4,000,000
22,610,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.650%, 4/5/07 (a)	22,610,000
3,000,000	A-1+	Smith College Project, 3.600%, 4/5/07 (a)	3,000,000
3,850,000	VMIG1(b)	St. Mark’s School, LOC-Bank of America, 3.650%, 4/5/07 (a)	3,850,000
7,300,000	A-1+	Massachusetts State DFA, Solid Waste Disposal Revenue, Newark Group
		Project, Series C, LOC-JPMorganChase, 3.680%, 4/4/07 (a)(c)	7,300,000

See Notes to Financial Statements.

20	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Massachusetts — 3.9% (continued)
		Massachusetts State GO:
		Central Artery:
$1,800,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttenburg,
		3.800%, 4/2/07 (a)	$1,800,000
1,500,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.700%, 4/5/07 (a)	1,500,000
120,000	A-1+	Series B, SPA-State Street Bank & Trust Co., 3.800%, 4/2/07 (a)	120,000
		Massachusetts State HEFA:
5,050,000	A-1+	Bentley College, Series K, LOC-Bank of America, 3.640%, 4/4/07 (a)	5,050,000
		Partners Healthcare Systems:
6,945,000	A-1+	Series D-3, SPA-JPMorganChase, 3.670%, 4/5/07 (a)	6,945,000
100,000	A-1+	Series D-6, 3.720%, 4/2/07 (a)	100,000
5,400,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank &
		JPMorganChase, 3.650%, 4/4/07 (a)	5,400,000
		Revenue:
4,000,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of
		America, 3.630%, 4/5/07 (a)	4,000,000
3,000,000	VMIG1(b)	Harvard Vanguard Medical Associates, LOC-Bank of America,
		3.670%, 4/5/07 (a)	3,000,000
1,000,000	VMIG1(b)	Hillcrest Extended Care A, LOC-KBC Bank NV, 3.620%, 4/4/07 (a)	1,000,000
900,000	VMIG1(b)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured,
		SPA-Wachovia Bank, 3.680%, 4/4/07 (a)	900,000
		TECP, Harvard University, Series EE:
25,600,000	A-1+	3.630% due 5/16/07	25,600,000
15,000,000	A-1+	3.650% due 5/18/07	15,000,000
16,900,000	A-1+	3.650% due 5/21/07	16,900,000
1,000,000	A-1+	Williams College, Series J, 3.600%, 4/5/07 (a)	1,000,000
1,000,000	A-1+	Massachusetts State HFA, Housing Revenue, Series G, SPA-HSBC
		Holdings PLC, 3.620%, 4/4/07 (a)	1,000,000
1,000,000	A-1+	Massachusetts State Water Resources Authority, Multi-Modal,
		General Subordinated, Series D, FGIC-Insured, LIQ-Dexia Credit
		Local, 3.650%, 4/4/07 (a)	1,000,000

		Total Massachusetts	322,510,000

Michigan — 3.8%
		Detroit, MI:
7,000,000	VMIG1(b)	School Building Munitops, GO, Series 2002-29, PART,
		FGIC-Insured, SPA-ABN AMRO, 3.680%, 4/5/07 (a)	7,000,000
		Sewer Disposal Revenue:
24,500,000	A-1+	Refunding, Series C-2, FGIC-Insured, SPA-FGIC-SPI,
		3.650%, 4/5/07 (a)	24,500,000
19,800,000	A-1+	Systems Second Lien, Series A, FGIC-Insured, SPA-Depfa Bank
		PLC, 3.650%, 4/5/07 (a)	19,800,000
6,030,000	A-1+	Kent Hospital Finance Authority, MI, Michigan Limited Obligation
		Revenue, Pine Rest Christian Health, LOC-Fifth Third Bank,
		3.690%, 4/6/07 (a)	6,030,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	21

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Michigan — 3.8% (continued)
$16,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2,
		LOC-Bank of Nova Scotia, 4.500% due 8/20/07	$16,048,870
83,315,000	SP-1+	Michigan State, GO, Notes, Series A, LOC-Depfa Bank PLC,
		4.250% due 9/28/07	83,592,454
995,000	A-1+	Michigan State Building Authority, Multi-Modal Facilities Program,
		Series IIA, LOC-Depfa Bank PLC, 3.700%, 4/5/07 (a)	995,000
		Michigan State Hospital Finance:
4,755,000	A-1+	Trinity Health Credit, Series E, SPA-Bank of Nova Scotia,
		3.720%, 4/2/07 (a)	4,755,000
35,630,000	A-1+	Trinity Health Systems, Series E, AMBAC-Insured,
		SPA-JPMorganChase, 3.700%, 4/5/07 (a)	35,630,000
7,500,000	A-1+	Michigan State Hospital Finance Authority Revenue, Ltd. Obligation
		Radiation, LOC-Fifth Third Bank, 3.690%, 4/6/07 (a)	7,500,000
14,600,000	A-1+	Michigan State Housing Development Authority Housing Revenue,
		Series A, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen,
		3.700%, 4/5/07 (a)(c)	14,600,000
10,800,000	A-1+	Michigan State Strategic Fund, Grand Rapid Christian School,
		LOC-Fifth Third Bank, 3.690%, 4/6/07 (a)	10,800,000
		Michigan State University Revenue:
9,600,000	A-1+	Series A, 3.780%, 4/2/07 (a)	9,600,000
15,250,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.640%, 4/4/07 (a)	15,250,000
4,000,000	VMIG1(b)	Northern Michigan University, MI, Revenue, General, AMBAC-Insured,
		SPA-Depfa Bank PLC, 3.790%, 4/2/07 (a)	4,000,000
5,700,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University
		Project, LOC-JPMorganChase, 3.730%, 4/4/07 (a)	5,700,000
		University of Michigan:
3,390,000	A-1+	Hospital, Series B, 3.650%, 4/5/07 (a)	3,390,000
		Revenue:
		Hospital, Series A:
16,200,000	A-1+	3.790%, 4/2/07 (a)	16,200,000
2,940,000	A-1+	3.650%, 4/4/07 (a)	2,940,000
1,000,000	A-1+	Medical Service Plan, Series 98-A1, 3.790%, 4/2/07 (a)	1,000,000
5,300,000	A-1+	Refunding, Hospital, Series A-2, 3.790%, 4/2/07 (a)	5,300,000
22,750,000	A-1+	University Revenues, Medical Services Plan, Series A,
		3.650%, 4/4/07 (a)	22,750,000

		Total Michigan	317,381,324

Minnesota — 1.0%
5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA,
		3.760%, 4/5/07 (a)(c)	5,090,000
2,910,000	VMIG1(b)	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC, 3.800%, 4/5/07 (a)(c)	2,910,000
32,595,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health
		Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada,
		3.640%, 4/4/07 (a)	32,595,000
10,000,000	VMIG1(b)	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue,
		Highland Ridge Project, FHLMC-Insured, LIQ-FHLMC,
		3.680%, 4/5/07 (a)	10,000,000

See Notes to Financial Statements.

22	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Minnesota — 1.0% (continued)
		University of Minnesota, TECP:
$5,290,000	A-1+	3.500% due 4/2/07	$5,290,000
7,910,000	A-1+	3.620% due 5/23/07	7,910,000
15,000,000	A-1+	3.630% due 6/6/07	15,000,000

		Total Minnesota	78,795,000

Missouri — 1.6%
40,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes,
		Series FY, 4.500% due 6/29/07	40,075,342
		Kansas City, MO, IDA:
6,200,000	A-1	MFH, Crooked Creek Apartments Project, Series A, LOC-LaSalle
		Bank, 3.720%, 4/5/07 (a)(c)	6,200,000
7,850,000	A-1+	Revenue, Ewing Marion Kauffman, Series A, 3.790%, 4/1/07 (a)	7,850,000
7,500,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue,
		Nelson Gallery Foundation, Series B, MBIA-Insured,
		SPA-JPMorganChase, 3.770%, 4/2/07 (a)	7,500,000
		Missouri State HEFA:
10,305,000	A-1+	Educational Facilities Revenue, Rockhurst University, LOC-Bank of
		America NA, 3.790%, 4/2/07 (a)	10,305,000
		Revenue:
1,015,000	VMIG1(b)	Assemblies of God College, LOC-Bank of America,
		3.660%, 4/5/07 (a)	1,015,000
		Washington University:
2,400,000	A-1+	Series A, SPA-Dexia Credit Local, 3.770%, 4/2/07 (a)	2,400,000
9,600,000	A-1+	Series B, SPA-JPMorganChase, 3.770%, 4/2/07 (a)	9,600,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project,
		FNMA-Collateralized, 3.670%, 4/5/07 (a)	600,000
		St. Louis County, MO, IDA:
5,615,000	A-1	Friendship Village South County, Series B, LOC-LaSalle Bank,
		3.650%, 4/4/07 (a)	5,615,000
9,500,000	A-1+	Parque Carondelet Apartment Project, LIQ-FHLMC,
		3.780%, 4/5/07 (a)(c)	9,500,000
18,000,000	VMIG1(b)	Pelican Cove Project, LIQ-FNMA, 3.660%, 4/5/07 (a)	18,000,000
10,000,000	A-1+	Refunding, Merchandise Mart, Series A, LIQ-FHLMC,
		3.740%, 4/5/07 (a)(c)	10,000,000

		Total Missouri	128,660,342

Montana — 0.1%
7,000,000	A-1+	Montana Facility Finance Authority Revenue, Sisters of Charity of
		Leavenworth Health System, 3.680%, 4/4/07 (a)	7,000,000
2,400,000	A-1+	Montana State HFA Revenue, Health Care Pooled Loan Program,
		Series A, FGIC-Insured, SPA-Wells Fargo Bank, 3.680%, 4/5/07 (a)	2,400,000

		Total Montana	9,400,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	23

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

Nebraska — 0.1%
$6,000,000	A-1	Nebraska IFA, MFH Riverbend Apartments Project, LOC-LaSalle
		Bank, 3.730%, 4/5/07 (a)(c)	$6,000,000

Nevada — 2.0%
		Carson City, NV, Hospital Revenue:
9,300,000	A-1+	Carson Tahoe Regional Medical Center, LOC-U.S. Bank,
		3.650%, 4/5/07 (a)	9,300,000
30,500,000	A-1+	Tahoe Hospital Project, Series B, LOC-U.S. Bank, 3.650%, 4/5/07 (a)	30,500,000
		Clark County, NV:
21,720,000	VMIG1(b)	ISD, GO, Munitops, Series 33, PART, FSA-Insured, SPA-LaSalle Bank,
		3.680%, 4/5/07 (a)	21,720,000
30,000,000	VMIG1(b)	School District, GO, Series 1621, MBIA-Insured, LIQ-Morgan Stanley,
		3.690%, 4/5/07 (a)	30,000,000
		Las Vegas Valley Water District, SPA-BNP Paribas, Lloyds Bank,:
5,000,000	A-1+	TECP, 3.550% due 4/5/07	5,000,000
15,000,000	A-1+	TECP, 3.620% due 5/21/07	15,000,000
		TECP, Series 2004B, SPA-BNP Paribas & Lloyds Bank:
20,000,000	A-1+	3.620% due 5/23/07	20,000,000
13,475,000	A-1+	3.650% due 6/4/07	13,475,000
3,680,000	VMIG1(b)	Water Improvement, Series B, SPA-Dexia Credit Local,
		3.800%, 4/2/07 (a)	3,680,000
		Truckee Meadows Water Authority, TECP, LOC-Lloyds Bank:
6,500,000	A-1+	3.630% due 6/4/07	6,500,000
6,500,000	A-1+	3.630% due 6/8/07	6,500,000
5,950,000	A-1+	3.640% due 6/8/07	5,950,000

		Total Nevada	167,625,000

New Hampshire — 0.5%
		New Hampshire HEFA Revenue:
4,440,000	VMIG1(b)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
		3.660%, 4/5/07 (a)	4,440,000
19,000,000	A-1+	Phillips Exeter Academy, SPA-Northern Trust Company,
		3.650%, 4/5/07 (a)	19,000,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc., LOC-Deutsche Bank, 3.730%, 4/5/07 (a)(c)	14,000,000
1,800,000	A-1+	Luminescent Systems Inc., LOC-HSBC Holding PLC,
		3.800%, 4/4/07 (a)(c)	1,800,000

		Total New Hampshire	39,240,000

New Jersey — 0.7%
1,000,000	A-1+	New Jersey State Turnpike Authority Revenue, Refunding C-1,
		FSA-Insured, SPA-Westdeutsche Landesbank, 3.630%, 4/4/07 (a)	1,000,000
55,000,000	SP-1+	New Jersey State, Office of Public Finance, Tax and Revenue
		Anticipation Notes, 4.500% due 6/22/07	55,091,555

		Total New Jersey	56,091,555

See Notes to Financial Statements.

24	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

New Mexico — 0.4%
		New Mexico State, TRAN:
$25,000,000	SP-1+	4.500% due 6/29/07	$25,043,444
10,000,000	SP-1+	4.750% due 6/29/07	10,023,269

		Total New Mexico	35,066,713

New York — 1.7%
19,600,000	A-1+	Metropolitan Transportation Authority of New York Revenue,
		Dedicated Tax, Series B, FSA-Insured, SPA-Dexia Credit Local,
		3.650%, 4/5/07 (a)	19,600,000
25,745,000	A-1+	New York City, NY, TFA,, New York City Recovery Project Revenue,
		Series 1, Subordinated 1A, LIQ-Landesbank Hessen-Thuringen,
		3.650%, 4/4/07 (a)	25,745,000
60,000,000	A-1	New York State Power Authority, TECP, Series 1, LIQ-Bank of New York,
		Bank of Nova Scotia, Bayerische Landesbank, JPMorganChase,
		Landesbank Hessen-Thuringen, State Street Bank & Trust Co. &
		Wachovia Bank, 3.500% due 4/2/07	60,000,000
26,120,000	A-1	New York State Power Authority, TECP, Series 2, LIQ-Bank of New York,
		Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local,
		JPMorganChase, Landesbank-Baden-Wurttemberg, State Street Bank
		& Trust Co. & Wachovia Bank, 3.610% due 6/13/07	26,120,000
10,000,000	A-1+	New York, NY, GO, Subordinated Series A-5, LOC-Bank of Nova Scotia,
		3.600%, 4/4/07 (a)	10,000,000

		Total New York	141,465,000

North Carolina — 3.7%
16,450,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank,
		3.670%, 4/5/07 (a)	16,450,000
		Charlotte, NC:
25,000,000	A-1+	GO, SPA-KBC Bank NV, 3.620%, 4/5/07 (a)	25,000,000
20,455,000	A-1+	Water & Sewer System Revenue, Series B, SPA-Wachovia Bank,
		3.660%, 4/5/07 (a)	20,455,000
11,725,000	A-1+	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health
		Care System Revenue, Series B, LIQ-Bank of America,
		3.630%, 4/5/07 (a)	11,725,000
7,700,000	A-1+	Forsyth County, NC, Industrial Facilities & Pollution Control Financing
		Authority Revenue, Ltd. Obligation, Industrial Silvio Property,
		LOC-Fifth Third Bank, 3.720%, 4/6/07 (a)(c)	7,700,000
		Guilford County, NC, GO:
20,000,000	A-1+	Series B, SPA-Dexia Credit Local, 3.690%, 4/5/07 (a)	20,000,000
47,695,000	A-1+	Series B, SPA-Wachovia Bank, 3.660%, 4/5/07 (a)	47,695,000
2,080,000	A-1+	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen,
		3.640%, 4/5/07 (a)	2,080,000
1,200,000	Aa2(b)	North Carolina Agricultural Financial Authority, Agricultural
		Development Revenue, Coastal Carolina GIN Project,
		LOC-Wachovia Bank, 3.710%, 4/5/07 (a)(c)	1,200,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	25

Schedule of Investments (March 31, 2007) (continued)

Face
Amount	Rating‡	Security	Value

North Carolina — 3.7% (continued)
		North Carolina Capital Facilities Finance Agency Revenue:
$3,720,000	A-1+	Educational Facilities, LOC-Wachovia Bank, 3.660%, 4/5/07 (a)	$3,720,000
18,000,000	VMIG1(b)	St. Mary’s School, LOC-Wachovia Bank, 3.660%, 4/5/07 (a)	18,000,000
15,000,000	VMIG1(b)	YMCA of the Triangle Area, LOC-Wachovia Bank N.A.,
		3.660%, 4/5/07 (a)	15,000,000
		North Carolina Capital Facilities Finance Agency, Educational
		Facilities Revenue:
14,100,000	A-1+	Mars Hill College, LOC-Wachovia Bank N.A., 3.660%, 4/5/07 (a)	14,100,000
6,165,000	VMIG1(b)	Shaw University, LOC-Bank of America, 3.660%, 4/5/07 (a)	6,165,000
10,750,000	VMIG1(b)	North Carolina Capital Facilities Finance Agency, Recreational
		Facilities Revenue, YMCA Guarantee Charlotte Project, Series B,
		LOC-Wachovia Bank N.A., 3.660%, 4/5/07 (a)	10,750,000
3,715,000	A-1+	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia
		Bank, 3.660%, 4/5/07 (a)	3,715,000
5,220,000	A-1+	North Carolina HFA, Home Ownership, Series 15-C, FSA-Insured,
		SPA-Bank of America, 3.720%, 4/4/07 (a)(c)	5,220,000
1,915,000	F1+(d)	North Carolina Medical Care Commission, Lutheran Retirement
		Project, LOC-Bank of America, 3.660%, 4/5/07 (a)	1,915,000
		North Carolina State Education Assistance Authority:
29,670,000	A-1+	Student Loan, Series A-4, AMBAC-Insured, SPA-Wachovia Bank,
		3.690%, 4/5/07 (a)(c)	29,670,000
22,100,000	A-1+	Revenue, Student Loan, Series A-3, AMBAC-Insured, SPA-Bank of
		America N.A., 3.690%, 4/5/07 (a)(c)	22,100,000
4,850,000	A-1+	North Carolina State GO, Series E, 3.630%, 4/4/07 (a)	4,850,000
6,300,000	F1+(d)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3978,
		FGIC-Insured, SPA-Merrill Lynch, 3.730%, 4/2/07 (a)(c)	6,300,000
8,000,000	A-1+	Winston-Salem, NC, COP, SPA-Dexia Credit Local, 3.630%, 4/5/07 (a)	8,000,000

		Total North Carolina	301,810,000

Ohio — 3.8%
2,750,000	VMIG1(b)	American Municipal Power-Ohio Inc., Combustion Turbine Project,
		LOC-Keybank N.A., 3.680%, 4/5/07 (a)	2,750,000
		Cleveland-Cuyahoga County, OH:
5,000,000	A-1+	Cleveland Museum of Art Project, Series B, SPA-JPMorganChase,
		3.660%, 4/5/07 (a)	5,000,000
1,970,000	A-1+	Port Authority Revenue, 96th Research Building Project, LOC-Fifth
		Third Bank, 3.700%, 4/4/07 (a)	1,970,000
6,900,000	A-	Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth
		Systems Project, LOC-Keybank N.A., 3.680%, 4/5/07 (a)	6,900,000
		Franklin County, OH:
8,525,000	A-1+	Convention Facilities Authority, PT-3024, AMBAC-Insured, SPA-Merrill
		Lynch Capital Services Inc., 3.700%, 4/5/07 (a)	8,525,000
9,800,000	F1+(d)	Healthcare Facilities Revenue, Friendship Village of Dublin, Series A,
		LOC-ABN AMRO, 3.650%, 4/5/07 (a)	9,800,000

See Notes to Financial Statements.

26	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Ohio — 3.8% (continued)
$26,460,000	A-1	Hamilton, OH, School District, GO, Series 1649, FSA-Insured, PART,
		LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	$26,460,000
1,885,000	VMIG1(b)	Lakewood, OH, Educational Facilities Revenue, St. Edward High
		School Project, LOC-Fifth Third Bank, 3.710%, 4/5/07 (a)	1,885,000
33,400,000	A-1+	Montgomery County, OH, Revenue, Catholic Health Initiatives,
		Series B-2, 3.680%, 4/4/07 (a)	33,400,000
		Ohio State Air Quality Development Authority:
25,000,000	A-1+	PCR, Refunding, FirstEnergy, Series A, LOC- Barclays Bank PLC,
		3.600%, 4/4/07 (a)	25,000,000
27,400,000	A-1+	Revenue, Refunded, Pollution, First Energy, Series A, LOC-Wachovia
		Bank N.A., 3.690%, 4/4/07 (a)(c)	27,400,000
18,650,000	A-1	Ohio State Building Authority, MSTC, Series 2001-133, Class A, PART,
		FSA-Insured, LIQ-Bear Stearns, 3.700%, 4/5/07 (a)(e)	18,650,000
		Ohio State Higher Educational Facilities:
7,780,000	VMIG1(b)	Marietta College Project, LOC-JPMorganChase, 3.670%, 4/5/07 (a)	7,780,000
		Pooled Financing Program:
7,170,000	VMIG1(b)	Series A, LOC-Fifth Third Bank, 3.670%, 4/5/07 (a)	7,170,000
4,585,000	VMIG1(b)	Series B, LOC-Fifth Third Bank, 3.670%, 4/5/07 (a)	4,585,000
10,000,000	VMIG1(b)	Ohio State Higher Educational Facility Commission Revenue,
		Higher Educational Facillity-Pooled Program, Series A,
		LOC-Fifth Third Bank, 3.670%, 4/5/07 (a)	10,000,000
16,210,000	A-1+	Ohio State University, 3.630% due 6/6/07	16,210,000
		Ohio State, GO:
18,250,000	A-1+	Common Schools, Series A, 3.650%, 4/4/07 (a)	18,250,000
17,800,000	A-1+	Common Schools, Series B, 3.640%, 4/4/07 (a)	17,800,000
5,200,000	A-1+	Common Schools, Series C, 3.640%, 4/4/07 (a)	5,200,000
6,410,000	A-1+	Refunding, Infrastructure Imporovement, Series A,
		3.650%, 4/4/07 (a)	6,410,000
7,860,000	VMIG1(b)	Sugarcreek, OH, Local School District, GO, Series 1551,
		FSA-Insured, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	7,860,000
24,850,000	VMIG1(b)	University of Akron, OH, General Receipts, FGIC-Insured, SPA-Dexia
		Credit Local, 3.650%, 4/5/07 (a)	24,850,000
18,775,000	A-1+	University of Toledo, OH, General Receipts Bonds, FGIC-Insured,
		3.790%, 4/2/07 (a)	18,775,000

		Total Ohio	312,630,000

Oklahoma — 0.4%
9,000,000	A-1+	Oklahoma City Water Utilities, TECP, LOC-State Street Bank &
		Trust Co., 3.610% due 5/2/07	9,000,000
		Oklahoma State Student Loan Authority:
18,500,000	A-1+	Series A-1, MBIA Insured, LIQ-JPMorganChase,
		3.700%, 4/4/07 (a)(c)	18,500,000
6,455,000	A-1	Series A-2, MBIA-Insured, SPA-JPMorganChase,
		3.700%, 4/4/07 (a)(c)	6,455,000

		Total Oklahoma	33,955,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	27

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Oregon — 0.9%
$2,000,000	VMIG1(b)	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor
		Project, LOC-KBC Bank, 3.770%, 4/2/07 (a)	$2,000,000
7,000,000	A-1+	Multnomah County, OR, Hospital Facilities Authority Revenue,
		Terwilliger Plaza Project, Series C, LOC-Bank of America N.A.,
		3.660%, 4/5/07 (a)	7,000,000
		Oregon State:
15,500,000	A-1+	GO, Refunding, Veterans Welfare, Series 84, SPA-Dexia Credit Local,
		3.650%, 4/4/07 (a)	15,500,000
10,500,000	VMIG1(b)	Housing and Community Services, Single-Family Mortgage, Series
		PG-C, SPA-State Street Bank & Trust Co., 3.700%, 4/4/07 (a)(c)	10,500,000
29,555,000	VMIG1(b)	Oregon State Department of Administrative Services Lottery Revenue,
		Series 1612, FSA-Insured, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	29,555,000
135,000	A-1+	Oregon State Department of Transportation Highway User Tax
		Revenue, Subordinated Lien, Series B-1, LOC-Dexia Credit Local,
		3.620%, 4/5/07 (a)	135,000
2,100,000	VMIG1(b)	Oregon State Facilities Authority Revenue, Episcopal School Projects,
		Series A, LOC-U.S. Bank, 3.700%, 4/5/07 (a)	2,100,000
		Oregon State Housing & Community Services, Revenue:
5,000,000	VMIG1(b)	Series C, SPA-State Street Bank & Trust Co., 3.700%, 4/5/07 (a)(c)	5,000,000
5,000,000	VMIG1(b)	Single-Family Housing, SPA-State Street Bank & Trust Co.,
		3.700%, 4/4/07 (a)(c)	5,000,000

		Total Oregon	76,790,000

Pennsylvania — 5.4%
23,525,000	A-1+	Beaver County, PA, IDA, PCR, Refunding, FirstEnergy, Series C,
		LOC-Barclays Bank PLC, 3.850%, 4/2/07 (a)	23,525,000
4,570,000	A-1+	Chartiers Valley, PA, Industrial & Commercial Development Authority
		Revenue, Refunding, Asbury Place, Series A, LOC-Fifth Third Bank,
		3.710%, 4/5/07 (a)	4,570,000
7,000,000	A-1+	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia
		Bank, 3.680%, 4/5/07 (a)	7,000,000
6,240,000	VMIG1(b)	Gateway, PA, School District Allegheny County, GO, Series 1680,
		FSA-Insured, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	6,240,000
		Geisinger Authority, PA, Health System Revenue, Geisinger Health System:
1,400,000	A-1+	Series B, SPA-Wachovia Bank, 3.770%, 4/2/07 (a)	1,400,000
1,000,000	A-1+	Series C, SPA-Wachovia Bank, 3.770%, 4/2/07 (a)	1,000,000
		Lancaster County Hospital Authority Revenue:
12,070,000	A-1	AMBAC-Insured, LIQ-PNC Bank, 3.660%, 4/4/07 (a)	12,070,000
13,165,000	A-1+	Health Center, Masonic Homes, AMBAC-Insured, LIQ-Wachovia
		Bank N.A., 3.660%, 4/4/07 (a)	13,165,000
40,000,000	A-1+	Luzerne County, PA, GO, Notes, Series A, FSA-Insured,
		SPA-JPMorganChase, 3.700%, 4/5/07 (a)	40,000,000
		Manheim Township, PA, School District, GO, FSA-Insured, SPA-Royal
		Bank of Canada:
9,000,000	VMIG1(b)	3.670%, 4/5/07 (a)	9,000,000
8,550,000	VMIG1(b)	3.670%, 4/5/07 (a)	8,550,000

See Notes to Financial Statements.

28	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Pennsylvania — 5.4% (continued)
$24,800,000	VMIG1(b)	Manheim, PA, CSD, GO, Series 2004, FSA-Insured, SPA-Dexia Credit
		Local, 3.670%, 4/5/07 (a)	$24,800,000
19,400,000	A-1+	Montgomery County, PA, Industrial Development Authority Pollution
		Control Revenue, Refunding Exelon Corp., LOC-Wachovia Bank,
		3.650%, 4/4/07 (a)	19,400,000
8,660,000	A-1+	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured,
		SPA-Dexia Credit Local, 3.680%, 4/5/07 (a)	8,660,000
12,325,000	VMIG1(b)	North Pennsylvania Water Authority, FGIC-Insured, SPA-Depfa Bank
		PLC, 3.670%, 4/5/07 (a)	12,325,000
3,500,000	A-1+	Northampton County, PA, Pennsylvania HFA, Single Family Mortgage,
		Series-87C, LOC-Depfa Bank PLC, 3.660%, 4/4/07 (a)(c)	3,500,000
9,300,000	VMIG1(b)	Pennsylvania Higher Educational Facilties Authority, AMBAC-Insured,
		LIQ-PNC Bank, 3.670%, 4/5/07 (a)	9,300,000
6,000,000	A-1+	Pennsylvania Housing Finance Agency, Single Family Mortgage,
		Series 82B, SPA-Landesbank Hessen, 3.690%, 4/4/07 (a)(c)	6,000,000
19,945,000	A-1+	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue,
		Philadelphia Funding, AMBAC-Insured, SPA-JPMorganChase,
		3.670%, 4/5/07 (a)	19,945,000
2,785,500	VMIG1(b)	Pennsylvania State Higher EFA Revenue, Series 1547, AMBAC-Insured,
		PART, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	2,785,500
		Pennsylvania State Turnpike Commission:
10,000,000	A-1+	Registration Fee Revenue, Refunding Series D, FSA-Insured,
		SPA-JPMorgan Chase, 3.650%, 4/5/07 (a)	10,000,000
		Revenue:
1,785,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.700%, 4/4/07 (a)	1,785,000
39,550,000	A-1+	Series B, AMBAC-Insured, SPA-JPMorganChase,
		3.640%, 4/5/07 (a)	39,550,000
14,625,000	A-1+	Series C, AMBAC-Insured, SPA-JPMorganChase,
		3.650%, 4/5/07 (a)	14,625,000
24,950,000	A-1+	Series C, FSA-Insured, SPA-JPMorganChase, 3.640%, 4/5/07 (a)	24,950,000
7,233,000	A-1	Pennsylvania State, GO, Series 696, FSA-Insured, PART, LIQ-Morgan
		Stanley Dean Witter, 3.690%, 4/5/07 (a)	7,233,000
		Philadelphia, PA:
		AMBAC-Insured, LIQ-PNC Bank:
8,200,000	A-1	3.640%, 4/5/07 (a)	8,200,000
2,750,000	A-1	3.670%, 4/5/07 (a)	2,750,000
13,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	13,022,333
		Hospitals and Higher EFA, Revenue:
2,200,000	A-1+	Children’s Hospital Philadelphia, Series A, SPA-Bank of America,
		3.760%, 4/2/07 (a)	2,200,000
13,100,000	A-1+	Children’s Hospital Project, Series B, SPA-JPMorganChase &
		Westdeutsche Landesbank, 3.760%, 4/2/07 (a)	13,100,000
1,500,000	A-1+	IDR, Fox Chase Cancer Center Project, LOC-Morgan Guaranty
		Trust, 3.760%, 4/2/07 (a)	1,500,000
50,000,000	SP-1+	School District, GO, TRAN, Series A, LOC-Bank of America,
		4.750% due 6/29/07	50,084,525

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	29

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Pennsylvania — 5.4% (continued)
$15,900,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health,
		Series C, 3.640%, 4/4/07 (a)	$15,900,000
1,620,000	A-1+	West Cornwall Township Municipal Authority, PA, General
		Government Loan Program, FSA-Insured, SPA-Dexia Credit Local,
		3.680%, 4/5/07 (a)	1,620,000
8,435,000	VMIG1(b)	Westmoreland County, PA, Municipal Authority Services Revenue, Series
		1682, PART, FSA-Insured, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	8,435,000

		Total Pennsylvania	448,190,358

Rhode Island — 0.0%
1,065,000	A-1+	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street
		Bank & Trust Co., 3.760%, 4/4/07 (a)(c)	1,065,000

South Carolina — 1.8%
51,930,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement,
		Series B, SPA-Wachovia Bank, 3.660%, 4/5/07 (a)	51,930,000
45,400,000	MIG1(b)	Charleston County, SC, School District Development Corp., GO, TAN,
		4.250% due 4/13/07	45,408,345
13,500,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed
		11/03/03, LOC-SunTrust Bank, 3.660%, 4/5/07 (a)	13,500,000
		South Carolina Jobs EDA:
4,500,000	VMIG1(b)	Christ Church Episcopal, LOC-Wachovia Bank, 3.660%, 4/5/07 (a)	4,500,000
5,000,000	VMIG1(b)	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of
		America N.A., 3.660%, 4/5/07 (a)	5,000,000
6,100,000	VMIG1(b)	Health Sciences Medical University, LOC-Wachovia Bank,
		3.660%, 4/5/07 (a)	6,100,000
10,000,000	VMIG1(b)	South Carolina, EFA, Private Non-Profit Institutions, Presbyterian
		College Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	10,000,000
6,310,000	VMIG1(b)	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia
		Bank, 3.710%, 4/5/07 (a)	6,310,000
4,800,000	VMIG1(b)	University of South Carolina, School of Medicine, Education Trust
		Healthcare Facilities, LOC-Wachovia Bank, 3.660%, 4/5/07 (a)	4,800,000

		Total South Carolina	147,548,345

South Dakota — 0.2%
15,000,000	VMIG1(b)	South Dakota State, HEFA Revenue, Rapid City Regional Hospital,
		MBIA-Insured, SPA-U.S. Bank, 3.790%, 4/2/07 (a)	15,000,000

Tennessee — 4.7%
		Blount County, TN:
9,000,000	VMIG1(b)	HEFA Board Revenue, Asbury Centers Inc. Project, LOC-SunTrust
		Bank, 3.660%, 4/4/07 (a)	9,000,000
29,085,000	VMIG1(b)	Public Building Authority, Local Government Public Improvement,
		Series D-9-A, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.690%, 4/5/07 (a)	29,085,000
9,400,000	VMIG1(b)	Chattanooga, TN, IDB Revenue, YMCA Metropolitan Chattanooga
		Project, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	9,400,000

See Notes to Financial Statements.

30	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Tennessee — 4.7% (continued)
		Clarksville, TN, PBA:
$18,200,000	VMIG1(b)	LOC-SunTrust Bank, 3.660%, 4/5/07 (a)	$18,200,000
55,000	VMIG1(b)	Tennessee Municipal Bond Fund, LOC-Bank of America,
		3.660%, 4/5/07 (a)	55,000
10,000,000	A-1+	Franklin County, TN, HEFA, University of the South Project,
		LOC-Sun Trust Bank, 3.660%, 4/4/07 (a)	10,000,000
15,065,000	VMIG1(b)	Jackson, TN, Energy Authority, Water Systems Revenue, FSA-Insured,
		LIQ-SunTrust Bank, 3.650%, 4/4/07 (a)	15,065,000
7,900,000	VMIG1(b)	Jefferson County, TN, Health and Education Facilities, Carson
		Newman College, LOC-SunTrust Bank, 3.660%, 4/4/07 (a)	7,900,000
2,220,000	VMIG1(b)	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project,
		LOC-Sun Trust Bank, 3.660%, 4/4/07 (a)	2,220,000
		Metropolitan Government Nashville & Davidson County, TN:
		GO, TECP:
20,000,000	A-1+	3.670% due 5/14/07	20,000,000
25,000,000	A-1+	3.700% due 6/18/07	25,000,000
		Health & Educational Facilities Board, Revenue:
11,965,000	VMIG1(b)	Educational Facilities, Belmont University Project,
		LOC-SunTrust Bank, 3.650%, 4/4/07 (a)	11,965,000
10,000,000	VMIG1(b)	Housing, Hickory Creek Apartments Project,
		LOC-Fifth Third Bank, 3.780%, 4/6/07 (a)(c)	10,000,000
		HEFA:
9,815,000	A-1+	Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	9,815,000
16,200,000	A-1+	Vanderbilt University, Series A-1, 3.650%, 4/5/07 (a)	16,200,000
		IDB:
6,100,000	A-1+	Country Music Hall of Fame, LOC-Bank of America,
		3.670%, 4/5/07 (a)	6,100,000
4,600,000	VMIG1(b)	Revenue,Trevecca Nazarene University Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	4,600,000
		TECP, Vanderbilt University, Series 04A:
14,650,000	A-1+	3.500% due 4/2/07	14,650,000
2,325,000	A-1+	3.600% due 4/2/07	2,325,000
1,250,000	A-1+	3.650% due 4/2/07	1,250,000
11,510,000	A-1+	3.520% due 4/3/07	11,510,000
9,340,000	A-1+	3.550% due 4/3/07	9,340,000
5,430,000	A-1+	3.620% due 5/1/07	5,430,000
1,010,000	A-1+	3.640% due 5/1/07	1,010,000
7,900,000	A-1+	3.630% due 5/2/07	7,900,000
9,600,000	A-1+	3.660% due 5/2/07	9,600,000
9,000,000	A-1+	3.620% due 5/21/07	9,000,000
		Montgomery County, TN:
10,000,000	A-1+	BAN, TECP, Series 2002, LIQ-Fortis Bank, 3.630% due 5/22/07	10,000,000
1,595,000	VMIG1(b)	Public Building Authority, Revenue, Tennessee County Loan Pool,
		LOC-Bank of America, 3.660%, 4/5/07 (a)	1,595,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	31

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Tennessee — 4.7% (continued)
		Sevier County, TN, Public Building Authority, Local Government
		Improvement:
$3,155,000	VMIG1(b)	Series II-D-2, AMBAC-Insured, SPA-KBC Bank,
		3.690%, 4/5/07 (a)	$3,155,000
2,800,000	VMIG1(b)	Series II-E-1, AMBAC-Insured, LIQ-KBC Bank,
		3.690%, 4/5/07 (a)	2,800,000
4,490,000	VMIG1(b)	Series III-B-2, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.690%, 4/5/07 (a)	4,490,000
5,000,000	VMIG1(b)	Series III-E-2, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.690%, 4/5/07 (a)	5,000,000
36,100,000	A-1+	Shelby County, TN, GO, Refunding, Series C, SPA-Dexia Credit Local,
		3.650%, 4/5/07 (a)	36,100,000
24,200,000	F1+(d)	Sullivan County, TN, Health Educational & Housing Facilities Board,
		Refunding, Wellmont Health Systems Project, LOC-Bank of America,
		3.650%, 4/5/07 (a)	24,200,000
		Sumner County, TN, School Cap Outlay Notes:
9,000,000	VMIG1(b)	Series A, LOC-SunTrust Bank, 3.650%, 4/4/07 (a)	9,000,000
11,100,000	VMIG1(b)	Series B, LOC-SunTrust Bank, 3.650%, 4/4/07 (a)	11,100,000

		Total Tennessee	384,060,000

Texas — 13.5%
		Austin, TX:
		Utilities System Revenue, TECP, LOC-JPMorganChase:
21,325,000	A-1+	3.700% due 5/8/07	21,325,000
12,470,000	A-1	Series 498, PART, FSA-Insured, LIQ-Morgan Stanley,
		3.690%, 4/5/07 (a)	12,470,000
		Water & Wastewater System Revenue:
3,020,000	A-1+	FSA-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.700%, 4/5/07 (a)	3,020,000
9,925,000	VMIG1(b)	MERLOT, Series LLL, PART, MBIA-Insured, SPA-Wachovia Bank,
		3.690%, 4/4/07 (a)	9,925,000
15,590,000	A-1	MSTC, Series 9009, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.700%, 4/5/07 (a)(e)	15,590,000
5,900,000	VMIG1(b)	PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO,
		3.680%, 4/5/07 (a)(e)	5,900,000
		Bell County, TX, Health Facilities Development Corp. Revenue,
		Scott & White Memorial Hospital:
15,320,000	VMIG1(b)	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche
		Landesbank, 3.770%, 4/2/07 (a)	15,320,000
150,000	VMIG1(b)	Series 2001-1, MBIA-Insured, SPA-JPMorganChase,
		3.770%, 4/2/07 (a)	150,000
1,000,000	A-1+	Series B-1, MBIA-Insured, SPA-Morgan Guaranty Trust,
		3.770%, 4/2/07 (a)	1,000,000
26,100,000	A-1+	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America,
		3.660%, 4/5/07 (a)	26,100,000

See Notes to Financial Statements.

32	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Texas — 13.5% (continued)
		City of Garland, TX, GO, TECP, Series 2002, LIN-Depfa Bank Europe:
$18,000,000	A-1+	3.600% due 6/4/07	$18,000,000
5,000,000	A-1+	3.650% due 6/4/07	5,000,000
10,000,000	VMIG1(b)	Comal, TX, ISD, GO, Munitop, Series 1999-9, PART, PSFG-Insured,
		SPA-ABN AMRO, 3.680%, 4/5/07 (a)(e)	10,000,000
		Dallas, TX, Area Rapid Transit:
3,941,000	A-1	Series 1657, PART, AMBAC-Insured, LIQ-Morgan Stanley,
		3.690%, 4/5/07 (a)	3,941,000
5,490,000	A-1+	Series 1658, PART, AMBAC-Insured, LIQ-Morgan Stanley,
		3.690%, 4/5/07 (a)	5,490,000
		Dallas, TX, Water & Sewer:
8,000,000	VMIG1(b)	Munitop, Series 1998-19, PART, FSA-Insured, SPA-ABN AMRO,
		3.680%, 4/5/07 (a)	8,000,000
20,840,000	A-1+	TECP, Series B, LIQ-Bank of America, 3.600% due 5/8/07	20,840,000
		Dallas-Fort Worth, TX, International Airport:
14,900,000	VMIG1(b)	MERLOT, Series 2000-2, PART, FGIC-Insured, SPA-Wachovia Bank,
		3.740%, 4/4/07 (a)(c)	14,900,000
6,900,000	A-1+	PART, MBIA-Insured, LIQ-Societe Generale,
		3.740%, 4/4/07 (a)(c)	6,900,000
58,590,000	A-1+	El Paso, TX, TECP, Series A, LOC-Depfa Bank 3.610% due 5/1/07	58,590,000
9,265,000	VMIG1(b)	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PART, PSFG-Insured,
		SPA-LaSalle Bank, 3.700%, 4/5/07 (a)	9,265,000
19,990,000	VMIG1(b)	Grand Prairie, TX, ISD, GO, Munitop, Series 2000-20, PART,
		PSFG-Insured, SPA-ABN AMRO, 3.680%, 4/5/07 (a)	19,990,000
8,065,000	A-1+	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project,
		3.550% due 6/1/07 (f)	8,065,000
		Gulf Coast Waste Disposal Authority, TX:
5,000,000	A-1+	Amoco Oil Co. Project, Water Pollution Control Contract Revenue,
		3.550% due 7/15/07 (f)	5,000,000
9,200,000	VMIG1(b)	BP Amoco Oil Co. Project, 3.600% due 4/1/07 (c)(f)	9,200,000
		Harris County, TX:
10,795,000	P-1(b)	Flood Control District, TECP, LOC-Landesbank Hessen-Thuringen,
		3.680% due 7/9/07	10,795,000
		Health Facilities Development Corp. Revenue:
41,300,000	A-1+	Refunding, Methodist Hospital Systems, Series A,
		3.770%, 4/2/07 (a)	41,300,000
8,000,000	A-1+	Special Facilities Revenue, Refunding, Texas Medical Center
		Projects, MBIA-Insured, SPA-JPMorganChase,
		3.770%, 4/2/07 (a)	8,000,000
6,500,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured,
		SPA-JPMorgan Chase, 3.770%, 4/2/07 (a)	6,500,000
30,890,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust,
		Bayerische Landesbank, Bank of America, JPMorganChase,
		3.770%, 4/2/07 (a)	30,890,000
22,000,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured,
		SPA-JPMorganChase, 3.770%, 4/2/07 (a)	22,000,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	33

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Texas — 13.5% (continued)
$3,800,000	VMIG1(b)	YMCA of Greater Houston Area, LOC-JPMorganChase,
		3.770%, 4/2/07 (a)	$3,800,000
8,000,000	F-1+(d)	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue,
		Series B, LOC-BNP Paribas, 3.660%, 4/5/07 (a)	8,000,000
15,000,000	A-1+	Hockley County, TX, Industrial Development Corp., BP Amoco
		Oil Co. Project, 3.600% due 9/1/07 (f)	15,000,000
		Houston, TX:
		Airport Systems, LOC-Dexia:
11,500,000	A-1+	3.700% due 6/20/07	11,500,000
5,000,000	A-1+	3.670% due 6/25/07	5,000,000
		PART:
4,685,000	VMIG1(b)	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank,
		3.740%, 4/4/07 (a)(c)	4,685,000
2,995,000	VMIG1(b)	Series 845-X, FSA-Insured, LIQ-Morgan Stanley,
		3.690%, 4/5/07 (a)	2,995,000
		GO, TECP, Series D, LIQ-Depfa Bank PLC:
7,000,000	A-1+	3.550% due 4/5/07	7,000,000
5,000,000	A-1+	3.620% due 5/9/07	5,000,000
27,750,000	A-1+	3.620% due 5/23/07	27,750,000
10,000,000	A-1+	3.630% due 6/7/07	10,000,000
		Higher Education Finance Corp., Rice University Project TECP,
		Series A:
10,500,000	A-1+	3.640% due 6/6/07	10,500,000
10,000,000	A-1+	3.650% due 6/6/07	10,000,000
12,500,000	A-1+	TECP, Series A, 3.680% due 6/18/07	12,500,000
33,000,000	SP-1+	TRAN, 4.500% due 6/29/07	33,062,103
		Utility System Revenue, LIQ-Bayerische Landesbank, Dexia,
		Landesbank-Baden-Wurttemberg, Westdeutsche Landesbank:
45,000,000	A-1	3.650% due 6/11/07	45,000,000
10,000,000	A-1	3.650% due 6/20/07	10,000,000
3,000,000	A-1+	Katy, TX, ISD, School Building, Series C, PSFG-Insured,
		SPA-Bank of America, 3.660%, 4/5/07 (a)	3,000,000
10,290,000	VMIG1(b)	Lewisville, TX, ISD, Munitops, GO, Series 2001-9, PART, PSFG-Insured,
		SPA-ABN AMRO, 3.690%, 4/5/07 (a)(e)	10,290,000
10,865,000	A-1	Los Fresnos, TX, Consolidated, ISD, GO, Series 1698, PSFG-Insured,
		PART, LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	10,865,000
6,005,000	VMIG1(b)	North Harris, TX, Montgomery Community College, FGIC-Insured,
		SPA-Westdeutsche Landesbank, 3.660%, 4/5/07 (a)	6,005,000
17,000,000	VMIG1(b)	North Texas Higher Education Authority, Student Loan, Series B,
		LOC-Bank of America & Dexia Credit Local,
		3.700%, 4/4/07 (a)(c)	17,000,000
34,920,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems
		Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC,
		3.670%, 4/4/07 (a)	34,920,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue,
		Series A, LOC-Lloyds Bank PLC, 3.720%, 4/4/07 (a)(c)	10,000,000

See Notes to Financial Statements.

34	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Texas — 13.5% (continued)
$24,670,000	VMIG1(b)	Pasadena, TX, ISD, GO, Series B, FSA-Insured, LIQ-Bank of America,
		3.660%, 4/5/07 (a)	$24,670,000
		Puttable Floating Option Tax-Exempt Receipts, PART:
5,475,000	F1+(d)	Series PT-3928, AMBAC-Insured, SPA-Merrill Lynch,
		3.720%, 4/5/07 (a)	5,475,000
10,245,000	F1+(d)	Series PT-3976, FSA-Insured, LIQ-Merrill Lynch,
		3.730%, 4/2/07 (a)(c)	10,245,000
11,215,000	A-1+	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG,
		LIQ-Societe Generale, 3.710%, 4/4/07 (a)	11,215,000
		San Antonio, TX:
		Gas & Electric, TECP, LOC-State Street Bank & Trust Co.:
26,750,000	A-1+	3.650% due 5/21/07	26,750,000
25,300,000	A-1+	3.620% due 5/22/07	25,300,000
		Water Systems, Series A, TECP, LIQ-Bank of America:
8,125,000	A-1+	3.550% due 4/5/07	8,125,000
14,400,000	A-1+	3.570% due 4/5/07	14,400,000
5,150,000	VMIG1(b)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments,
		LOC-General Electric, 3.700%, 4/5/07 (a)(c)	5,150,000
9,935,000	F1+(d)	Tarrant County, TX, Cultural Education Facilities Finance Corp.
		Retirement Facility, Refunding, Northwest Senior Edgemere
		Project, Series B, LOC-Lasalle Bank NA, 3.650%, 4/5/07 (a)	9,935,000
20,000,000	A-1+	Texas State, Veterans Housing Program Fund II, GO, Series A,
		SPA-Depfa Bank PLC, 3.720%, 4/4/07 (a)(c)	20,000,000
		Texas State, GO:
		Veterans Housing Assistance:
2,550,000	A-1+	Land Series A, SPA-Depfa Bank PLC, 3.720%, 4/4/07 (a)(c)	2,550,000
20,510,000	A-1+	Series II-A, LIQ-Dexia Credit Local, 3.700%, 4/4/07 (a)(c)	20,510,000
9,590,000	A-1+	Series II-B, SPA-Depfa Bank PLC, 3.720%, 4/4/07 (a)(c)	9,590,000
25,000,000	A-1+	Series II-C-2, SPA-Depfa Bank PLC, 3.700%, 4/4/07 (a)(c)	25,000,000
5,090,000	A-1+	Veterans Land, SPA-Depfa Bank PLC, 3.650%, 4/4/07 (a)(c)	5,090,000
10,900,000	A-1+	Texas State, PFA, TECP, Series 2002A, 3.640% due 5/4/07	10,900,000
97,600,000	SP-1+	Texas State, TRAN, GO, 4.500% due 8/31/07	97,938,087
12,150,000	VMIG1(b)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue,
		Mother Frances Hospital, Series B, LOC-Bank of America,
		3.660%, 4/5/07 (a)	12,150,000
8,045,000	VMIG1(b)	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal
		School, LOC-JPMorganChase, 3.730%, 4/5/07 (a)	8,045,000
11,920,000	F1+(d)	Waxahachie, TX, ISD, GO, Series 1604, PSF-Insured, LIQ-Morgan
		Stanley, 3.690%, 4/5/07 (a)	11,920,000

		Total Texas	1,112,296,190

Utah — 1.4%
2,500,000	A-1	Emery County, UT, PCR, Refunding, Pacificorp Projects,
		AMBAC-Insured, SPA-Bank of Nova Scotia, 3.770%, 4/2/07 (a)	2,500,000
11,900,000	A-1	Intermountain Power Agency Utilities, TECP, Series 2009E,
		AMBAC-Insured, SPA-Morgan Stanley, 3.620% due 5/4/07	11,900,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	35

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Utah — 1.4% (continued)
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
$11,700,000	A-1+	Series A, SPA-JPMorganChase, 3.770%, 4/2/07 (a)	$11,700,000
		Series B:
13,700,000	A-1+	3.660%, 4/5/07 (a)	13,700,000
5,900,000	A-1+	SPA-JPMorganChase, 3.770%, 4/2/07 (a)	5,900,000
200,000	A-1+	Series C, 3.770%, 4/2/07 (a)	200,000
		Utah County, UT, Hospital Revenue, IHC Health Services Inc.:
3,000,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 3.700%, 4/5/07 (a)	3,000,000
59,500,000	A-1+	Series C, SPA-Westdeutsche Landesbank, 3.670%, 4/5/07 (a)	59,500,000
		Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
520,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.720%, 4/2/07 (a)	520,000
5,500,000	A-1+	Series C, SPA-Landesbank Hessen-Thuringen, 3.770%, 4/2/07 (a)	5,500,000

		Total Utah	114,420,000

Virginia — 0.5%
6,970,000	VMIG1(b)	Charlottesville, VA, IDA, Educational Facilities Revenue, University
		of Virginia Foundation Projects, Series A, LOC-Wachovia
		Bank N.A, 3.630%, 4/5/07 (a)	6,970,000
10,565,000	MIG1(b)	Fairfax County Redevelopment & Housing Authority Revenue, BAN,
		Affordable Housing, 4.000% due 2/12/08	10,596,375
10,280,000	A-1+	Fairfax County, VA, EDA Revenue, Refunding, Retirement
		Greenspring, Series B, LOC-Wachovia Bank N.A.,
		3.650%, 4/5/07 (a)	10,280,000
3,000,000	A-1+	King George County, VA, Garnet of VA Inc., LOC-JPMorganChase,
		3.710%, 4/5/07 (a)(c)	3,000,000
6,540,000	VMIG1(b)	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
		3.660%, 4/4/07 (a)	6,540,000
3,065,000	VMIG1(b)	University of Virginia, University Revenue, Series 856 PART,
		LIQ-Morgan Stanley, 3.690%, 4/5/07 (a)	3,065,000
3,500,000	VMIG1(b)	Virginia Beach, VA, Development Authority, IMS Gear Project,
		LOC-Wachovia Bank, 3.710%, 4/5/07 (a)(c)	3,500,000
1,780,000	Aa2(b)	Virginia Small Business Finance Authority, Ennstone Inc. Project,
		LOC-Wachovia Bank, 3.710%, 4/5/07 (a)(c)	1,780,000

		Total Virginia	45,731,375

Washington — 1.1%
		Everett, WA, IDC:
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project, LOC-Bank
		of America, 3.710%, 4/5/07 (a)(c)	5,680,000
1,745,000	A-1+	Olympia, WA, EDA, Spring Air Northwest Project LOC-U.S. Bank,
		3.800%, 4/5/07 (a)(c)	1,745,000
7,130,000	A-1+	King County, WA, Sewer Revenue, Junior Lien, Series A,
		LOC-Landesbank Hessen-Thuringen, 3.650%, 4/4/07 (a)	7,130,000

See Notes to Financial Statements.

36	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Washington — 1.1% (continued)
		Washington State, GO:
$14,265,000	A-1	MSTC, PART, Series 2001-149, Class A, LIQ-Bear Stearns,
		3.700%, 4/5/07 (a)(e)	$14,265,000
14,155,000	VMIG1(b)	Series 2001-6, PART, MBIA-Insured, SPA-LaSalle Bank,
		3.700%, 4/5/07 (a)	14,155,000
5,500,000	A-1+	Washington State EDA, Solid Waste Disposal Revenue, Waste
		Management Project, Series C, LOC-Bank of America,
		3.730%, 4/4/07 (a)(c)	5,500,000
17,100,000	A-1+	Washington State Health Care Facilities Authority Revenue,
		Catholic Health, Series B, SPA-JPMorganChase,
		3.700%, 4/4/07 (a)	17,100,000
		Washington State HFC, MFH, Revenue:
5,165,000	VMIG1(b)	Olympic Heights Apartments, LOC-FNMA, 3.680%, 4/5/07 (a)	5,165,000
2,880,000	VMIG1(b)	Valley View Apartments Project, LIQ-FNMA, 3.680%, 4/5/07 (a)	2,880,000
		Washington State, HFA, MFH:
3,400,000	A-1+	Heatherwood Apartments Project, Series A, LOC-U.S. Bank,
		3.800%, 4/2/07 (a)(c)	3,400,000
7,805,000	A-1+	Regency Park Apartments Project, Series A, LOC-U.S. Bank,
		3.800%, 4/2/07 (a)(c)	7,805,000
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, LOC-U.S. Bank,
		3.800%, 4/2/07 (a)(c)	3,550,000
		Yakima County, WA, Public Corp.:
3,700,000	P-1(b)	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion Bank,
		3.840%, 4/4/07 (a)(c)	3,700,000
2,000,000	NR	Longview Fibre Co. Project, LOC-Bank of America,
		3.850%, 4/4/07 (a)(c)	2,000,000

		Total Washington	94,075,000

Wisconsin — 2.3%
6,830,000	F-1+(d)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3929, PART,
		FGIC-Insured, LIQ-Merrill Lynch, 3.720%, 4/5/07 (a)	6,830,000
		University of Wisconsin, Hospitals and Clinics Authority Revenue:
10,850,000	A-1+	MBIA-Insured, LIQ-U.S. Bank, 3.670%, 4/4/07 (a)	10,850,000
5,400,000	A-1+	Refunding, FSA-Insured, SPA-U.S. Bank N.A., 3.680%, 4/5/07 (a)	5,400,000
		Wisconsin Center District, WI, Tax Revenue:
14,455,000	AAA	MSTC, Series 1999-70, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.700%, 4/5/07 (a)(e)	14,455,000
7,000,000	VMIG1(b)	Series A, LOC-U.S. Bank, 3.670%, 4/4/07 (a)	7,000,000
43,775,000	A-1	Wisconsin HEFA, AMBAC-Insured, SPA-Morgan Stanley,
		3.650%, 4/5/07 (a)	43,775,000
		Wisconsin Housing & EDA Home Ownership Revenue:
7,425,000	A-1+	Series C, SPA-FHLB, 3.670%, 4/4/07 (a)	7,425,000
8,000,000	A-1+	Series E, SPA-FHLB, 3.720%, 4/4/07 (a)(c)	8,000,000
19,210,000	A-1+	Series I, FSA-Insured, SPA-Dexia Credit Local,
		3.720%, 4/4/07 (a)(c)	19,210,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	37

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Wisconsin — 2.3% (continued)
		Wisconsin State GO, TECP, Series 2002A:
$13,510,000	A-1+	3.530% due 4/3/07	$13,510,000
15,000,000	A-1+	3.650% due 4/5/07	15,000,000
		Wisconsin State HEFA Revenue:
8,630,000	VMIG1(b)	Amery Regional Medical Center Inc., Series A, LOC-Fifth
		Third Bank, 3.680%, 4/4/07 (a)	8,630,000
		Gundersen Lutheran:
5,000,000	A-1+	Series A, FSA-Insured, SPA-Dexia Public Finance Bank,
		3.790%, 4/2/07 (a)	5,000,000
6,500,000	A-1+	Series B, FSA-Insured, 3.790%, 4/2/07 (a)	6,500,000
15,000,000	VMIG1(b)	Indian Community School of Milwakee, LOC-JPMorganChase,
		3.700%, 4/4/07 (a)	15,000,000

		Total Wisconsin	186,585,000

		TOTAL INVESTMENTS — 97.9% (Cost — $8,058,639,900#)	8,058,639,900
		Other Assets in Excess of Liabilities — 2.1%	173,639,754

		TOTAL NET ASSETS — 100.0%	$8,232,279,654

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 40 and 41 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	-	Ambac Assurance Corporation	IDR	-	Industrial Development Revenue
BAN	-	Bond Anticipation Notes	IFA	-	Industrial Finance Agency
CDA	-	Community Development Authority	IFC	-	Industrial Finance Corporation
CSD	-	Central School District	ISD	-	Independent School District
COP	-	Certificate of Participation	LIN	-	Line of Credit
DFA	-	Development Finance Agency	LIQ	-	Liquidity Facility
EDA	-	Economic Development Authority	LOC	-	Letter of Credit
EDR	-	Economic Development Revenue	MBIA	-	Municipal Bond Investors Assurance Corporation
EFA	-	Educational Facilities Authority	MERLOT	-	Municipal Exempt Receipts Liquidity Optional Tender
FGIC	-	Financial Guaranty Insurance Company	MFH	-	Multi-Family Housing
FHLB	-	Federal Home Loan Bank	MSTC	-	Municipal Securities Trust Certificates
FHLMC	-	Federal Home Loan Mortgage Corporation	PART	-	Partnership Structure
FNMA	-	Federal National Mortgage Association	PCR	-	Pollution Control Revenue
FSA	-	Financial Security Assurance	PFA	-	Public Facilities Authority
GO	-	General Obligation	PSF	-	Permanent School Fund
HDA	-	Housing Development Agency	PSFG	-	Permanent School Fund Guaranty
HEFA	-	Health & Educational Facilities Authority	RAN	-	Revenue Anticipation Notes
HFA	-	Housing Finance Authority	SPA	-	Standby Bond Purchase Agreement
HFC	-	Housing Finance Commission	TAN	-	Tax Anticipation Notes
IDA	-	Industrial Development Authority	TECP	-	Tax Exempt Commercial Paper
IDB	-	Industrial Development Board	TFA	-	Transitional Finance Authority
IDC	-	Industrial Development Corporation	TRAN	-	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

38	Western Asset Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)

Summary of Investments by Industry *
General Obligation	20.7%
Hospitals	18.6
Education	13.5
Transportation	8.3
Miscellaneous	7.9
Water & Sewer	6.2
Utilities	4.8
Industrial Development	4.3
Life Care Systems	3.8
Public Facilities	3.1
Housing: Multi-Family	2.9
Finance	2.6
Housing: Single-Family	1.3
Pollution Control	0.8
Tax Allocation	0.6
Solid Waste	0.3
Government Facilities	0.3

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2007 and are subject to change.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	39

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

40	Western Asset Municipal Money Market Fund 2007 Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Western Asset Municipal Money Market Fund 2007 Annual Report	41

Statement of Assets and Liabilities (March 31, 2007)
ASSETS:
Investments, at amortized cost	$8,058,639,900
Cash	2,787
Receivable for Fund shares sold	154,467,644
Receivable for securities sold	134,560,872
Interest receivable	48,481,838
Prepaid expenses	337,857
Other assets	81,476
Total Assets	8,396,572,374
LIABILITIES:
Payable for Fund shares repurchased	159,429,577
Investment management fee payable	2,819,912
Distribution fees payable	706,642
Payable for securities purchased	400,000
Distributions payable	286,958
Directors’ fees payable	276,849
Deferred compensation payable	137,549
Accrued expenses	235,233
Total Liabilities	164,292,720
Total Net Assets	$8,232,279,654
NET ASSETS:
Par value (Note 3)	$82,315,952
Paid-in capital in excess of par value	8,149,628,473
Undistributed net investment income	144,464
Accumulated net realized gain on investments	190,765
Total Net Assets	$8,232,279,654
Shares Outstanding:
Class A	8,231,595,176
Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

42	Western Asset Municipal Money Market Fund 2007 Annual Report

Statement of Operations (For the year ended March 31, 2007)
INVESTMENT INCOME:
Interest	$276,451,675
EXPENSES:
Investment management fee (Note 2)	31,060,065
Distribution fees (Note 2)	7,749,351
Transfer agent fees	445,462
Registration fees	395,461
Directors’ fees (Note 8)	341,720
Restructuring fees (Note 8)	319,850
Insurance	137,283
Shareholder reports	125,100
Legal fees	46,360
Custody fees	46,083
Audit and tax	42,622
Miscellaneous expenses	43,614
Total Expenses	40,752,971
Less: Fee waivers and/or expense reimbursements (Notes 2, 5 and 8)	(501,476)
Net Expenses	40,251,495
Net Investment Income	236,200,180
Net Realized Gain on Investments	405,857
Increase in Net Assets From Operations	$236,606,037

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	43

Statements of Changes in Net Assets (For the years ended March 31,)

	2007	2006

OPERATIONS:
Net investment income	$236,200,180	$151,058,081
Net realized gain	405,857	353,476
Increase in Net Assets From Operations	236,606,037	151,411,557
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(236,200,180)	(151,057,731)
Net realized gains	(533,414)	—
Decrease in Net Assets From Distributions to Shareholders	(236,733,594)	(151,057,731)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	40,345,026,749	35,124,308,961
Reinvestment of distributions	229,947,074	151,332,726
Cost of shares repurchased	(39,816,267,804)	(34,882,498,216)
Increase in Net Assets From Fund Share Transactions	758,706,019	393,143,471
Increase in Net Assets	758,578,462	393,497,297
NET ASSETS:
Beginning of year	7,473,701,192	7,080,203,895
End of year*	$8,232,279,654	$7,473,701,192
*Includes undistributed net investment income of:	$144,464	$144,464

See Notes to Financial Statements.

44	Western Asset Municipal Money Market Fund 2007 Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended March 31:

Class A Shares	2007		2006	2005	2004	2003

Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income	0.031		0.022	0.009	0.005	0.009
Net realized gain(1)	0.000		0.000	0.000	0.000	0.000
Total Income From Operations	0.031		0.022	0.009	0.005	0.009
Less Distributions From:
Net investment income	(0.031)		(0.022)	(0.009)	(0.005)	(0.009)
Net realized gains	0.000	(1)	—	0.000 (1)	0.000 (1)	0.000 (1)
Total Distributions	(0.031)		(0.022)	(0.009)	(0.005)	(0.009)
Net Asset Value, End of Year	$1.000		$1.000	$1.000	$1.000	$1.000
Total Return(2)	3.10%		2.19%	0.90%	0.48%	0.85%
Net Assets, End of Year (millions)	$8,232		$7,474	$7,080	$7,287	$7,813
Ratios to Average Net Assets:
Gross expenses	0.53	%(3)	0.55%	0.57%	0.58%	0.60%
Net expenses(4)	0.52	(3) (5)	0.55 (5)	0.56 (5)	0.58	0.60
Net investment income	3.05		2.17	0.90	0.47	0.84
(1)	Amount represents less than $0.0005 per share.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.52% (Note 8).

(4)	As a result of a voluntary expense limitation, the ratios of expenses other than interest, brokerage, taxes and extraordinary expenses, to average net assets, will not exceed 0.70%.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2007 Annual Report	45

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Western Asset Municipal Money Market Fund, a separate diversified series of Legg Mason Partners Money Market Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(e) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

46	Western Asset Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the year ended March 31, 2007, the Fund’s Class A shares had a voluntary expense limitation in place of 0.70%.

During the year ended March 31, 2007, the Fund was reimbursed for expenses amounting to $501,476.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the year ended March 31, 2007, total distribution fees, which are accrued daily and paid monthly, were $7,749,351.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred fees earn a return based on notional investments selected by the Directors. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Directors’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Directors voted to discontinue offering the

Western Asset Municipal Money Market Fund 2007 Annual Report	47

Notes to Financial Statements (continued)

Plan to its members, effective January 1, 2006. This change will have no effect on fees previously deferred. As of March 31, 2007, the Fund accrued $137,549 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Capital Shares

At March 31, 2007, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Class A shares can be purchased directly by investors.

Transactions in shares of each class were as follows:

	Year Ended	Year Ended
	March 31, 2007	March 31, 2006

Class A
Shares sold	40,345,026,749	35,124,308,961
Shares issued on reinvestment	229,947,074	151,332,726
Shares repurchased	(39,816,267,804)	(34,882,498,216)
Net Increase	758,706,019	393,143,471

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund made the following distributions:

Record Date
Payable Date	Class A
Daily
4/30/07	$0.002548

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2007	2006
Distributions Paid From:
Tax-exempt income	$236,200,180	$151,057,731
Ordinary income	33,163	—
Net long-term capital gains	500,251	—
Total Taxable Distributions	$533,414	—
Total Distributions Paid	$236,733,594	$151,057,731

48	Western Asset Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

As of March 31, 2007, there were no significant differences between the book and tax components of net assets.

5. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

Western Asset Municipal Money Market Fund 2007 Annual Report	49

Notes to Financial Statements (continued)

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars

50	Western Asset Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

7. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings , the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

Western Asset Municipal Money Market Fund 2007 Annual Report	51

Notes to Financial Statements (continued)

8. Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to the expense limitation agreements, if applicable.

9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

52	Western Asset Municipal Money Market Fund 2007 Annual Report

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Municipal Money Market Fund (formerly Smith Barney Municipal Money Market Fund, Inc.), a series of Legg Mason Partners Money Market Trust as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Municipal Money Market Fund as of March 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2007

Western Asset Municipal Money Market Fund 2007 Annual Report	53

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Western Asset Municipal Money Market Fund (formerly known as Smith Barney Municipal Money Market Fund, Inc.) (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005); Formerly Chief Executive Officer, Landmark City (real estate development) (from 2001 to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (from 2001 to 2004); Formerly, Chief Executive Officer, Motocity USA (Motorsport Racing) (from 2004 to 2005)	69

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (2002 to 2003)	69	None

54	Western Asset Municipal Money Market Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	69	None
Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/ Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	69	None
Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	69	None
Stephen Randolph Gross c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003); Formerly, Partner, Capital Investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	69

Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); Formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

Western Asset Municipal Money Market Fund	55

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Richard E. Hanson, Jr. c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	69	None
Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	69	None
Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	69	None
Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment Consulting) (since 1990)	69	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)
Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	69

Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

56	Western Asset Municipal Money Market Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	69	None
Interested Trustee:
R. Jay Gerken, CFA*** Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Trustee President, Chairman and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee of 139 Funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual Funds associated with Legg Mason or its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (from 2002 to 2005); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser Inc. (from 2002 to 2005)	139	None
Officers:
Frances M. Guggino Legg Mason 125 Broad Street, 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason;
Chief Financial Officer
and Treasurer of certain
mutual funds associated
with Legg Mason;
Formerly, Controller of
certain mutual funds
associated with Legg
Mason or its predecessors
(from 1999 to 2004)

				N/A	N/A

Western Asset Municipal Money Market Fund	57

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Ted P. Becker Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006

Director of Global
Compliance at Legg
Mason (since 2006); Chief
Compliance Officer of
LMPFA (since 2006);
Managing Director of
Compliance at Legg
Mason (since 2005); Chief
Compliance Officer with
certain mutual funds
associated with Legg
Mason, LMPFA and certain
affiliates (since 2006);
Formerly, Managing
Director of Compliance
at Legg Mason or its
predecessor (from
2002 to 2005); Prior to
2002, Managing Director -
Internal Audit & Risk
Review at Citigroup Inc.

				N/A	N/A
John Chiota Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006

Vice President of Legg
Mason or its predecessor
(since 2004); Chief
Anti-Money Laundering
Compliance Officer with
certain mutual funds
associated with Legg
Mason or its affiliates
(since 2006); Prior to
August 2004, Chief AML
Compliance Officer with
TD Waterhouse

				N/A	N/A
David Castano Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1971	Controller	Since 2007

Controller of certain
mutual funds associated
with Legg Mason (since
2007); Formerly,
Assistant Treasurer of
Lord Abbott mutual funds
(from 2004 to 2006);
Supervisor at UBS Global
Asset Management (from
2003 to 2004); Accounting
Manager of Citigroup
Asset Management (prior
to 2003)

				N/A	N/A

58	Western Asset Municipal Money Market Fund

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Matthew Plastina Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1970	Controller	Since 2007

Controller of certain
mutual funds associated
with Legg Mason (since
2007); Formerly, Assistant
Controller of certain
mutual funds associated
with Legg Mason (from
2002 to 2007) Assistant
Vice President of Legg
Mason or its predecessor
(since 1999);

				N/A	N/A
Robert I. Frenkel Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and
General Counsel of Global
Mutual Funds for Legg
Mason and its prede-
cessors (since 1994);
Secretary and Chief Legal
Officer of mutual funds
associated with Legg
Mason (since 2003);
Formerly, Secretary of
CFM (from 2001 to 2004)

				N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Trustee became a Board Member for a Fund in the Legg Mason Partners Fund complex.
***	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

Western Asset Municipal Money Market Fund	59

Additional Shareholder Information (unaudited)

Results of a Special Meetings of Shareholders

On January 12, 2007, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Trustees and (2) Revise, Remove and Convert Fundamental Investment Policies.

1. Election of Trustees

Nominees	Votes For	Authority Withheld	Abstentions

Elliot J. Berv	3,536,583,331.080	188,154,322.220	0.000
A. Benton Cocanougher	3,536,961,825.500	187,775,827.800	0.000
Jane F. Dasher	3,537,796,779.400	186,940,873.900	0.000
Mark T. Finn	3,536,011,213.010	188,726,440.290	0.000
Rainer Greeven	3,534,201,857.990	190,535,795.310	0.000
Stephen Randolph Gross	3,535,276,796.410	189,460,856.890	0.000
Richard E. Hanson, Jr.	3,536,227,577.240	188,510,076.060	0.000
Diana R. Harrington	3,536,662,535.860	188,075,117.440	0.000
Susan M. Heilbron	3,535,658,319.900	189,079,333.400	0.000
Susan B. Kerley	3,535,408,987.950	189,328,665.350	0.000
Alan G. Merten	3,534,790,092.950	189,947,560.350	0.000
R. Richardson Pettit	3,536,237,420.970	188,500,232.330	0.000
R. Jay Gerken, CFA	3,536,057,625.710	188,680,027.590	0.000

2. Revise, Remove and Convert Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Revise:
Borrowing Money	3,444,593,705.940	201,271,411.310	78,872,536.050	0.000
Underwriting	3,444,849,299.300	197,700,281.240	82,188,072.760	0.000
Lending	3,438,187,758.740	207,692,929.600	78,856,964.960	0.000
Issuing Senior Securities	3,445,359,891.910	201,083,600.230	78,294,161.160	0.000
Real Estate	3,435,009,211.950	209,838,883.760	79,889,557.590	0.000
Commodities	3,431,757,981.900	206,051,487.420	86,928,183.980	0.000
Concentration	3,448,480,944.850	198,048,506.360	78,208,202.090	0.000
Remove:
Diversification	3,438,862,730.720	205,561,467.780	80,313,454.800	0.000
Convert:
Investment Objective
From Fundamental to
Non-Fundamental	3,424,694,565.940	216,817,398.030	83,225,689.330	0.000

60	Western Asset Municipal Money Market Fund

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 2007 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the Fund paid an ordinary income distribution of $0.000004 and a long-term capital gain distribution of $0.000064 to shareholders of record on November 29, 2006.

Please retain this information for your records.

Western Asset Municipal Money Market Fund	61

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Western Asset Municipal Money Market Fund

INVESTMENT MANAGER
TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Legg Mason Partners Fund

Advisor, LLC

SUBADVISER

Western Asset Management

     Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Western Asset Municipal Money Market Fund and is not for use by the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor
Services, LLC
Member NASD, SIPC

WAS04040 5/07                  SR07-326

Western Asset Municipal
Money Market Fund

The Fund is a separate investment fund of the Legg Mason
Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND
Legg Mason Partners Mutual Funds
125 Broad Street 10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C., and information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-451-2010, (2) the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.

CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2006 and March 31, 2007 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $40,000 in 2006 and $40,000 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (formerly known as Smith Barney Municipal Money Market Fund, Inc.) (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $0 in 2006 and $2,500 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f)	N/A

(g)	Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust and

LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Money Market Trust Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d 15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half year (the registrant’s second fiscal half-year in the case of annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: June 8, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: June 8, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: June 8, 2007